             As filed with the Securities and Exchange Commission

                             on January 3, 2001

                            Securities Act File No.

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /  X  /
                                                                -----

Pre-Effective Amendment No. /__/             Post-Effective Amendment No. /__/

                        GLOBAL/INTERNATIONAL FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

                   345 Park Avenue, New York, NY 10154-0010
              (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                       Scudder Kemper Investments, Inc.
                            Two International Place
                             Boston, MA 02110-4103
                    (Name and Address of Agent for Service)

                                (617) 295-1000
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

          Caroline Pearson, Esq.             Joseph R. Fleming, Esq.
          Scudder Kemper Investments, Inc.   Dechert
          Two International Place            Ten Post Office Square - South
          Boston, MA 02110-4103              Boston, MA 02109-4603

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.

                     Title of Securities Being Registered:
                   Shares of Capital Stock ($.01 par value)
            of Scudder Global Bond Fund, a series of the Registrant


________________________________________________________________________________

   It is proposed that this filing will become effective on February 2, 2001 pursuant to Rule 488 under the Securities Act of 1933.

________________________________________________________________________________

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                    PART A

            INFORMATION REQUIRED IN THE PROXY/STATEMENT PROSPECTUS

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                           KEMPER GLOBAL INCOME FUND

     Please take notice that a Special Meeting of Shareholders (the "Meeting") of Kemper Global Income Fund (the "Fund") will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on May 24, 2001, at 4:00 p.m., Eastern time, for the following purposes:

     Proposal 1:  To elect Trustees of the Fund.

     Proposal 2:  To approve an Agreement and Plan of Reorganization for the
                  Fund (the "Plan"). Under the Plan, (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Scudder Global Bond Fund, (ii) each shareholder of the Fund would receive shares of Scudder Global Bond Fund of a corresponding class to those held by the shareholder in the Fund in an amount equal to the value of their holdings in the Fund, and (iii) the Fund would then be terminated.

     Proposal 3:   To ratify the selection of Ernst & Young LLP as the
                   independent auditors for the Fund for the Fund's current fiscal year.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

     Holders of record of shares of the Fund at the close of business on March 5, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

     In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                              By Order of the Board,

                              /s/ Philip J. Collora

                              Philip J. Collora
                              Secretary

March 6, 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS


INTRODUCTION.............................................................. __

PROPOSAL 1:  ELECTION OF TRUSTEES......................................... __

PROPOSAL 2:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION............. __

             SYNOPSIS..................................................... __

             PRINCIPAL RISK FACTORS....................................... __

             THE PROPOSED TRANSACTION..................................... __

PROPOSAL 3:  RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
             AUDITORS..................................................... __

ADDITIONAL INFORMATION.................................................... __

                          PROXY STATEMENT/PROSPECTUS

                               March [  ], 2001
                 Relating to the acquisition of the assets of
                           KEMPER GLOBAL INCOME FUND
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                                (800) [      ]

                          __________________________

               by and in exchange for shares of capital stock of
                           SCUDDER GLOBAL BOND FUND,
                             a separate series of
         GLOBAL/INTERNATIONAL FUND, INC. (the "Acquiring Corporation")
                                345 Park Avenue
                         New York, New York 10154-0010
                                (800) [      ]

                          __________________________

                                  INTRODUCTION

     This Proxy Statement/Prospectus is being furnished to shareholders of Kemper Global Income Fund (the "Fund") in connection with three proposals. Proposal 1 describes the election of Trustees and Proposal 3 proposes the ratification of the selection of the Fund's auditors.

     In Proposal 2, shareholders are asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Scudder Global Bond Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund, in exchange for shares of capital stock of Scudder Global Bond Fund and the assumption by Scudder Global Bond Fund of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Scudder Global Bond Fund received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. As a result of the Reorganization, shareholders of the Fund will become shareholders of Scudder Global Bond Fund and will receive shares of Scudder Global Bond Fund in an amount equal to the value of their holdings in the Fund as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about June 18, 2001.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Proposals 1 and 2 arise out of a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), the investment manager of both the Fund and Scudder Global Bond Fund, described in more detail below. The restructuring program is designed to respond to changing industry conditions and investor needs. Scudder Kemper seeks to consolidate its fund line-up and offer all of the open-end funds it advises under the "Scudder" name. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that the combination of its open-end, directly-distributed funds (the "Scudder Funds") with the funds in the Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. The restructuring program will not result in any reduction in the services currently offered to Kemper Funds shareholders.

     Scudder Global Bond Fund is a diversified series of shares of capital stock of the Acquiring Corporation, which is an open-end management investment company organized as a Maryland corporation. The Fund, which is also diversified, is the only active series of shares of beneficial interest of Kemper Global Income Fund (the "Acquired Trust"), an open-end management investment company organized as a Massachusetts business trust.

     In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Fund or Scudder Global Bond Fund (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken either by the Acquired Trust or the Acquiring Corporation, on behalf of the applicable Fund.

     This Proxy Statement/Prospectus sets forth concisely the information about Scudder Global Bond Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Scudder Global Bond Fund, see Scudder Global Bond Fund's prospectus dated March 1, 2001, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated March 1, 2001, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

     Also incorporated herein by reference is Scudder Global Bond Fund's statement of additional information dated March 1, 2001, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing Scudder Global Bond Fund at the telephone number or address listed above. A Statement of Additional Information, dated March [ ], 2001, containing additional information about the Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Scudder Global Bond Fund at the telephone number or address listed above. Shareholder inquiries regarding Scudder Global Bond Fund
may be made by calling (800) [    ] and shareholder inquiries regarding the
Fund may be made by calling (800) [    ].  The information contained
in this document concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

     The Board of Trustees that oversees the Fund is soliciting proxies from shareholders of the Fund for the Special Meeting of Shareholders to be held on May 24, 2001, at Scudder Kemper's offices, 13th Floor, Two International Place, Boston, MA 02110-4103 at 4:00 p.m. (Eastern time), and at any and all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about March 6, 2001 or as soon as practicable thereafter.

     The Board of Trustees unanimously recommends that shareholders vote FOR the nominees listed in Proposal 1, and FOR Proposals 2 and 3.

                       PROPOSAL 1: ELECTION OF TRUSTEES

     At the Meeting, shareholders will be asked to elect eleven individuals to constitute the Board of Trustees to oversee the Fund. Shareholders are being asked to elect these individuals to the Board of Trustees in case the Plan, as described under Proposal 2, is not approved by shareholders. However, if the Plan is approved, the current Board of Directors of the Acquiring Corporation will oversee the operations of the combined fund (see "Synopsis - Other Differences Between the Funds" under Proposal 2).

     As discussed further below, Scudder Kemper commenced an initiative to restructure and streamline the management and operations of the funds it advises. In connection with that initiative, the Independent Trustees (as defined below) of the two separate boards of Kemper Funds proposed to consolidate into a single board. The eleven individuals who have been nominated for election as Trustees of the Fund were nominated after careful consideration by the present Board of Trustees. The nominees are listed below. Seven of the nominees are currently Trustees of the Fund and three of the nominees are currently trustees or directors of other Kemper Funds. One of the nominees, although not currently a trustee or director of any Kemper Fund, is a senior executive officer of Scudder Kemper. These eleven nominees are also being nominated for election as trustees or directors of most of the other Kemper Funds. The proposed slate of nominees reflects an effort to consolidate the two separate boards who have historically supervised different Kemper Funds. The proposed consolidation is expected to provide administrative efficiencies to both the Funds and Scudder Kemper.

     The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee commencing on July 1, 2001 and until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Fund. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following tables present information about the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's date of birth is in parentheses after his or her name. Unless otherwise noted, (i) each of the nominees and Trustees has engaged in the principal occupation(s) noted in the following tables for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606.

Nominees for Election as Trustees:

-------------------------------------------------------------------------------
Name (Date of Birth), Principal Occupation and Affiliations      Year First
                                                                   Became a
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                   Board
                                                                   Member
-------------------------------------------------------------------------------
John W. Ballantine (2/16/46),/(1)/ Retired; formerly, First          1999
Chicago NBD Corporation/The First National Bank of
Chicago: 1996-1998 Executive Vice President and Chief Risk
Management Officer; 1995-1996 Executive Vice President and
Head of International Banking.
-------------------------------------------------------------------------------

Lewis A. Burnham (1/8/33),/(1)/ Retired; formerly, Partner,          1989
Business Resources Group; formerly, Executive Vice
President, Anchor Glass Container Corporation.
-------------------------------------------------------------------------------

Linda C. Coughlin (1/1/52),*/(2)/ Managing Director,                 2000
Scudder Kemper.
-------------------------------------------------------------------------------
Donald L. Dunaway (3/8/37),/(1)/ Retired; formerly,                  1989
Executive Vice President, A.O. Smith Corporation
(diversified manufacturer).
-------------------------------------------------------------------------------
James R. Edgar (7/22/46),/(3)/ Distinguished Fellow,                 Nominee
University of Illinois Institute of Government and Public
Affairs; Director, Kemper Insurance Companies (not
affiliated with the Kemper Funds); formerly, Governor,
State of Illinois.
-------------------------------------------------------------------------------

William F. Glavin (8/30/58),* Managing Director, Scudder             Nominee
Kemper.
-------------------------------------------------------------------------------
Robert B. Hoffman (12/11/36),/(1)/ Retired; formerly,                1989
Chairman, Harnischfeger Industries, Inc.  (machinery for
the mining and paper industries); formerly, Vice Chairman
and Chief Financial Officer, Monsanto Company
(agricultural, pharmaceutical and nutritional/food
products); formerly, Vice President, Head of International
Operations, FMC Corporation (manufacturer of machinery and
chemicals); Director, Harnischfeger Industries, Inc.
-------------------------------------------------------------------------------
Shirley D. Peterson (9/3/41),/(1)/ Retired; formerly,                1995
President, Hood College; formerly, Partner, Steptoe &
Johnson (attorneys); prior thereto, Commissioner, Internal
Revenue Service; prior thereto, Assistant Attorney General
(Tax), U.S. Department of Justice; Director, Bethlehem
Steel Corp.
-------------------------------------------------------------------------------
Fred B. Renwick (2/1/30),/(3)/ Professor of Finance, New             Nominee
York University, Stern School of Business; Director, the
Wartburg Foundation; Chairman, Investment Committee of
Morehouse College Board of Trustees; Director, American
Bible Society Investment Committee; previously member of
the Investment Committee of Atlanta University Board of
Trustees; formerly Director of Board of Pensions
Evangelical Lutheran Church in
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
America.
-------------------------------------------------------------------------------
William P. Sommers (7/22/33),/(1)/ Consultant and Director,       1989
SRI Consulting; prior thereto, President and Chief
Executive Officer, SRI International (research and
development); prior thereto, Executive Vice President,
Iameter (medical information and educational service
provider); prior thereto, Senior Vice President and
Director, Booz, Allen & Hamilton Inc.  (management
consulting firm); Director, PSI Inc., Evergreen Solar,
Inc. and Litton Industries.
-------------------------------------------------------------------------------
John G. Weithers (8/8/33),/(3)/ Formerly, Chairman of the         Nominee
Board and Chief Executive Officer, Chicago Stock Exchange;
Director, Federal Life Insurance Company; President of the
Members of the Corporation and Trustee, DePaul University.
------------------------------------------------------------------------------

* Interested person of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
/(1)/ Messrs. Ballantine, Burnham, Dunaway, Hoffman, Sommers and Ms. Peterson serve as board members of 26 investment companies, with 45 portfolios managed by Scudder Kemper.
/(2)/ Ms. Coughlin serves as a board member of 52 investment companies with 97 portfolios managed by Scudder Kemper.
/(3)/ Messrs. Edgar, Renwick and Weithers serve as board members of 16 investment companies with 58 portfolios managed by Scudder Kemper.

Trustees Not Standing for Re-Election:

--------------------------------------------------------------------------------------------
                                                         Present Office with the Fund;
                                                      Principal Occupation or Employment
Name (Date of Birth)                                           and Directorships
-------------------                                            -----------------
-------------------------------------------------------------------------------------------------

Donald R. Jones (1/17/30)                       Trustee; Retired; Director, Motorola, Inc.
                                                (manufacturer of electronic equipment and
                                                components); formerly, Executive Vice
                                                President and Chief Financial Officer,
                                                Motorola, Inc.
-------------------------------------------------------------------------------------------------
Thomas W. Littauer (4/26/55)*                   Chairman, Trustee and Vice President; Managing
                                                Director, Scudder Kemper; formerly, Head of
                                                Broker Dealer Division of Putnam Investment
                                                Management; formerly, President of Client
                                                Management Services for Fidelity Investments.
-------------------------------------------------------------------------------------------------

*      Interested person of the Fund as defined in the 1940 Act.

       Appendix 1 lists the number of shares of the Fund owned directly or beneficially by the Trustees and by the nominees for election.

Responsibilities of the Board of Trustees -- Board and Committee Meetings

     The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. The board that is proposed for election at this Meeting is comprised of two individuals who are considered "interested" Trustees, and nine individuals who have no affiliation with Scudder Kemper and who are not considered "interested" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. If the proposed Board of Trustees is approved by shareholders, more than 75% will be Independent Trustees. The Independent Trustees have been selected and nominated solely by the current Independent Trustees of the Fund.

     The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters, and regularly meet privately with their counsel.

     Currently, the Board of Trustees has an Audit Committee and a Nominating and Governance Committee, the responsibilities of which are described below. In addition, the Board has a Valuation Committee and a Contract Renewal Committee. During calendar year 2000, the Board of Trustees met eight times. Each then current Trustee attended 75% or more of the respective meetings of the Board and the Committees (if a member thereof) held during calendar year 2000.

Audit Committee

     The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board of Trustees deems necessary or appropriate. As suggested by the Advisory Group Report, the Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. Currently, the members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Donald R. Jones. The Audit Committee held five meetings during calendar year 2000.

Nominating and Governance Committee

     The Board of Trustees has a Nominating and Governance Committee, comprised of only Independent Trustees, that seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The Nominating and Governance Committee has a written charter that delineates the committee's duties and powers. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Fund. Currently, the members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), John W. Ballantine, Shirley D. Peterson and William P. Sommers. The Nominating and Governance Committee held one meeting during calendar year 2000.

Officers

     The following persons are officers of the Fund:

--------------------------------------------------------------------------------------------------------
Name (Date of Birth)                 Present Office with the Fund;      Year First Became an Officer/1/
-------------------                Principal Occupation or Employment   -------------------------------
                                   ----------------------------------
--------------------------------------------------------------------------------------------------------
Mark S. Casady (9/21/60)           President; Managing Director,                    1998
                                   Scudder Kemper; formerly,
                                   Institutional Sales Manager of an
                                   unaffiliated mutual fund
                                   distributor.
--------------------------------------------------------------------------------------------------------
Philip J. Collora (11/15/45)       Vice President and Secretary;                    1989
                                   Attorney, Senior Vice President,
                                   Scudder Kemper.
--------------------------------------------------------------------------------------------------------
Thomas W. Littauer (4/26/55)       Vice President, Chairman and                     1998
                                   Trustee; Managing Director,
                                   Scudder Kemper; formerly, Head of
                                   Broker Dealer Division of an
                                   unaffiliated investment
                                   management firm during 1997;
                                   prior thereto, President of
                                   Client Management Services of an
                                   unaffiliated investment
                                   management firm from 1991 to 1996.
--------------------------------------------------------------------------------------------------------
Kathryn L. Quirk (12/3/52)         Vice President; Managing                         1998
                                   Director, Scudder Kemper.
--------------------------------------------------------------------------------------------------------
Linda J. Wondrack (9/12/64)        Vice President; Senior Vice                      1998
                                   President, Scudder Kemper.
--------------------------------------------------------------------------------------------------------
Jan C. Faller (8/16/66)            Vice President; Vice President,                  2000
                                   Scudder Kemper.
--------------------------------------------------------------------------------------------------------
John R. Hebble (6/27/58)           Treasurer; Senior Vice President,                1998
                                   Scudder Kemper.
--------------------------------------------------------------------------------------------------------
Brenda Lyons (2/21/63)             Assistant Treasurer; Senior Vice                 1998
                                   President, Scudder Kemper.
--------------------------------------------------------------------------------------------------------

_____________________
/1/ The President, Treasurer and Secretary each holds office until the first meeting of Trustees in each calendar year and until his or her successor has been duly elected and qualified, and all other officers hold offices as the Trustees permit in accordance with the By-laws of the Fund.

--------------------------------------------------------------------------------------------------------
Maureen E. Kane (2/14/62)          Assistant Secretary; Vice                         1998
                                   President, Scudder Kemper;
                                   formerly, Assistant Vice
                                   President of an unaffiliated
                                   investment management firm; prior
                                   thereto, Associated Staff
                                   Attorney of an unaffiliated
                                   investment management firm and
                                   Associate, Peabody & Arnold (law
                                   firm).
--------------------------------------------------------------------------------------------------------
Caroline Pearson (4/1/62)          Assistant Secretary; Senior Vice                  1998
                                   President, Scudder Kemper;
                                   formerly, Associate, Dechert
                                   Price & Rhoads (law firm) from
                                   1989-1997.
--------------------------------------------------------------------------------------------------------

Compensation of Trustees and Officers

     The Fund pays the Independent Trustees a monthly retainer and an attendance fee, plus expenses, for each Board meeting and committee meeting attended. As reflected below, the Trustees currently serve as board members of various other Kemper Funds. Scudder Kemper supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services. Several of the officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Fund makes no direct payments to them.

     To facilitate the restructuring of the boards of the Kemper Funds, certain Independent Trustees agreed not to stand for re-election. Independent Trustees of the Fund are not entitled to benefits under any pension or retirement plan. However, the Board of each Kemper Fund determined that, particularly given the benefits that would accrue to the Kemper Funds from the restructuring of the boards, it was appropriate to provide the four Independent Trustees who were not standing for re-election for various Kemper Funds a one-time benefit. The cost of such benefit is being allocated among all the Kemper Funds, with Scudder Kemper agreeing to bear one-half of the cost of such benefit, given that Scudder Kemper also benefits from administrative efficiencies of a consolidated board. Mr. Jones, an Independent Trustee of the Fund who is not standing for re-election, will receive such a one-time benefit. The amount received on behalf of each fund for which he serves as a trustee ranges from $1,071 to $8,078.

     The following Compensation Table provides in tabular form the following data:

     Column (1) All Trustees who receive compensation from the Fund.

     Column (2) Aggregate compensation received by each Trustee from the Fund during calendar year 2000.

     Column (3) Total compensation received by each Trustee from funds advised by Scudder Kemper (collectively, the "Fund Complex") during calendar year 2000.

Compensation Table

--------------------------------------------------------------------------------------------------------

                                   Aggregate Compensation             Total Compensation From
Name of Trustee                    from Fund                          Fund Complex/(2)(3)/
--------------------------------------------------------------------------------------------------------
John W. Ballantine                 $  [   ]                            $  [    ]
--------------------------------------------------------------------------------------------------------
Lewis A. Burnham                   $  [   ]                            $  [    ]
--------------------------------------------------------------------------------------------------------
Donald L. Dunaway/(1)/             $  [   ]                            $  [    ]
--------------------------------------------------------------------------------------------------------
Robert B. Hoffman                  $  [   ]                            $  [    ]
--------------------------------------------------------------------------------------------------------
Donald R. Jones                    $  [   ]                            $  [    ]
--------------------------------------------------------------------------------------------------------
Shirley D. Peterson                $  [   ]                            $  [    ]
--------------------------------------------------------------------------------------------------------
William P. Sommers                 $  [   ]                            $  [    ]
--------------------------------------------------------------------------------------------------------

/(1)/ Includes deferred fees. Pursuant to deferred compensation agreements with the Fund, deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Fund to Mr. Dunaway are $_______.

/(2)/ Includes compensation for service on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds. Each trustee currently serves on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds.

/(3)/ Aggregate compensation does not reflect amounts paid to the Trustees for special meetings in connection with the Scudder Kemper restructuring initiative. Such amounts totaled [$_______, $_______, $_______, $_______, $_______, $_______
and $_______ for Messrs. Ballantine, Burnham, Dunaway, Hoffman, Jones, Sommers and Ms. Peterson,] respectively.

                 The Board of Trustees unanimously recommends that the shareholders of the Fund vote FOR each nominee.

                      PROPOSAL 2:  APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I.   SYNOPSIS

Introduction

     The Board of Trustees, including all of the Independent Trustees, approved the Plan at a meeting held on November 29, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Scudder Global Bond Fund in exchange for Class A, Class B and Class C shares of Scudder Global Bond Fund; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and (c) the termination of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of Scudder Global Bond Fund, a fund with similar investment characteristics and managed by the same investment manager as the Fund. Immediately after the Reorganization, each shareholder of the Fund will hold shares of the class of shares of Scudder Global Bond Fund that corresponds to the class of shares of the Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

     Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Fund's shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives, exchange privileges and automatic dividend reinvestment. Services provided to the Class A, Class B and Class C shareholders of Scudder Global Bond Fund following the Reorganization will be identical to those currently provided to shareholders of the corresponding class of the Fund. See "Purchase, Redemption and Exchange Information."

Background of the Reorganization

     The Reorganization is part of a broader restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

     As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that further reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund shareholders. Scudder Kemper has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and policies. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Kemper Funds.

     Most of the Scudder Funds have recently adopted a new fee structure for certain administrative services. Under this fee structure, in exchange for payment by a fund of a single administrative fee rate, Scudder Kemper provides or pays for substantially all services that the fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. This administrative fee enables investors to determine with greater certainty the expense level that a fund will experience, and, for the term of the administration agreement, transfers substantially all of the risk of increased costs to Scudder Kemper. Likewise, Scudder Kemper receives all of the benefits of economies of scale from increases in asset size or decreased operating expenses. Scudder Global Bond Fund has implemented such an administrative fee, as described in "Administrative Fee" below. As part of the restructuring effort, Scudder Kemper has proposed extending this administrative fee structure to those funds currently offered under the Kemper name.

     The fund consolidations and the consolidation of the boards currently overseeing the Kemper Funds (see Proposal 1 above) are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

     Since receiving Scudder Kemper's proposals on May 24, 2000, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would adopt the lower fee schedule of the two Funds' investment management agreements.

     . The fixed fee rate under the Administration Agreement is expected to be less than the estimated current applicable operating expenses the Fund would otherwise pay.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay the estimated costs of the Reorganization allocated to Class A shares and a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares and all of the costs of the Reorganization that exceed estimated costs.

     For these reasons, as more fully described below under "The Proposed Transaction -- Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:


     . the Reorganization is in the best interests of the Fund and its shareholders; and

     . the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Trustees unanimously recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

     This section will help you compare the investment objectives and policies of the Fund and Scudder Global Bond Fund. Please be aware that this is only a summary. More complete information may be found in the Funds' prospectuses.

     The investment objectives, policies and restrictions of Scudder Global Bond Fund and the Fund are similar. Some differences do exist. The investment objective of Scudder Global Bond Fund is to provide total return, with an emphasis on current income; capital appreciation is a secondary objective. The Fund's investment objective is to provide high current income consistent with prudent total return asset management. There can be no assurance that either Fund will achieve its investment objectives.

     Each Fund invests primarily in high grade bonds and other income producing securities of issuers from around the world. Scudder Global Bond Fund invests at least 65% of its total assets in high quality bonds of issuers from around the world, including the United States. Scudder Global Bond Fund can buy many types of income-producing securities, among them U.S. and foreign government bonds, corporate bonds and mortgage- and asset-backed securities. The Fund invests at least 65% of its total assets in foreign and U.S. investment-grade bonds and other income-producing securities. While the Fund may invest in securities issued by any issuer and in any currency, it generally focuses on issuers in developed markets, such as Australia, Canada, Japan, New Zealand, the U.S. and Western Europe, and on securities of other countries that are denominated in the currencies of these countries or the euro. The Fund invests at least 65% of its total assets in at least three countries. Scudder Global Bond Fund may invest substantially in issuers of one or more countries and will have investments in debt securities of issuers from a minimum of three different countries. To a more limited extent, each Fund may use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), although the Investment Manager does not expect to use derivatives as principal investments for either Fund, and might not use them at all.

     Scudder Global Bond Fund invests at least 65% of its total assets in intermediate- and long-term bonds of the top two grades of credit quality, and at least 15% of its total assets in U.S. dollar-denominated securities. Scudder Global Bond Fund could put up to 15% of its net assets in junk bonds rated as low as the [fourth credit grade (i.e., grade BBB/Baa)]. The Fund normally invests at least 65% of its total assets in investment-grade bonds, which are those in the top four credit grades (i.e., BBB/Baa and above). The Fund may invest up to 35% of its net assets in foreign or domestic debt securities of any credit quality, including junk bonds (i.e., grade BB and below). Although each Fund may adjust its duration (a measure of sensitivity to interest rate movements), the Investment Manager generally intends to keep it between 4 and 6 years for each Fund.

     Jan C. Faller is the lead portfolio manager for Scudder Global Bond Fund and is a co-lead portfolio manager for the Fund. Robert Stirling is a co-lead portfolio manager for the Fund, but is not a portfolio manager for Scudder Global Bond Fund. In making buy and sell decisions for each Fund, the Investment Manager typically considers a number of factors, such as economic outlook, interest rate movements, security characteristics and changes in supply and demand within the global bond markets. Currency outlooks and credit quality are also considered, in the case of Scudder Global Bond Fund, while inflation trends are considered, in the case of the Fund. In choosing individual bonds for each Fund, the Investment Manager uses independent analysis to look for bonds that have attractive yields and, in the case of Scudder Global Bond Fund, show improving credit, and, in the case of the Fund, that have good credit. With respect to Scudder Global Bond Fund, the Investment Manager prefers, but may not exclusively invest in, bonds that are denominated in stable or strengthening currencies.

     The Funds' fundamental investment restrictions, as set forth under "Investment Restrictions" in each Fund's statement of additional information, are substantially similar. Fundamental investment restrictions may not be changed without the approval of Fund shareholders. The Funds' non-fundamental investment restrictions (i.e., those changeable by the Board without shareholder approval), as set forth under "Investment Restrictions" in each Fund's statement of additional information, are identical, except that: (i) Scudder Global Bond Fund may not lend portfolio securities in an amount greater than 5% of its total assets, while the Fund may not lend portfolio securities in an amount greater than one third of its total assets, and (ii) the Fund, and not Scudder Global Bond Fund, has a stated non-fundamental investment restriction limiting the Fund's investments in illiquid securities to no more than 15% of its net assets. Both Funds are, however, subject to such a restriction pursuant to applicable regulation. Investors should refer to each Fund's statement of additional information for a fuller description of the Fund's investment policies and restrictions.

Portfolio Turnover

     The portfolio turnover rate for Scudder Global Bond Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended October 31, 2000 was 0.95%. The portfolio turnover rate for the Fund for
the fiscal year ended December 31, 2000 was [   ]%.  [A higher portfolio
turnover rate involves greater brokerage and transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.]

Comparative Considerations

     The portfolio characteristics of the combined Fund after the Reorganization will reflect the blended characteristics of the Fund and Scudder Global Bond Fund. The following characteristics are as of ____, 2000 for both Funds and also reflect the blended characteristics of both Funds after the Reorganization as of that same date.

--------------------------------------------------------------------------------------------------
                  Yield(1)      Avg.        Avg.                  Portfolio Quality(3)
                               Maturity    Duration
                              (Years)(2)  (Years)(2)
                                                    ----------------------------------------------
                                                        AAA       AA       A       BBB     BB and
                                                                                           below
--------------------------------------------------------------------------------------------------
Fund

Scudder Global
Bond Fund
New (Pro
 forma)(4)
--------------------------------------------------------------------------------------------------

                                                    Fund Global Diversification
-----------------------------------------------------------------------------------------------------------------------------------
Country                             Fund (% total assets invested)   Scudder Global Bond Fund (% total    New (Pro Forma)(4)
                                                                      assets invested)
-----------------------------------------------------------------------------------------------------------------------------------
United States
-----------------------------------------------------------------------------------------------------------------------------------
Canada
-----------------------------------------------------------------------------------------------------------------------------------
Germany
-----------------------------------------------------------------------------------------------------------------------------------
Australia
-----------------------------------------------------------------------------------------------------------------------------------
Japan
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand
-----------------------------------------------------------------------------------------------------------------------------------
Norway
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom
-----------------------------------------------------------------------------------------------------------------------------------
France
-----------------------------------------------------------------------------------------------------------------------------------
Other
-----------------------------------------------------------------------------------------------------------------------------------

(1) The yield provided for the Fund represents the yield for its Class A shares and the yield provided for Scudder Global Bond Fund represents the yield for its Class S shares, for the 30 days ended ____________, 2000. The yield is computed by dividing the net investment income per share earned during a specified one month or 30-day period by the maximum offering price per share on the last day of the period. In the case of the Class S shares of Scudder Global Bond Fund, the maximum offering price was calculated using the up-front sales charge [and the current expense ratio] applicable to the Fund's Class A shares. The pro forma yield reflects the Class A shares up-front sales charge and estimated expense ratio of the combined Fund, giving effect to the Reorganization, and, therefore, is not necessarily indicative of the actual yield to any particular shareholder. The yield for other classes of shares would vary.

(2) Both dollar-weighted average maturity and duration reflect the sensitivity of a Fund to interest rate fluctuations. The average dollar-weighted maturity of a Fund is the dollar-weighted average of the stated maturities of all debt instruments held by the Fund. Duration is the weighted present value of principal and interest payments expressed in years and may more accurately measure a Fund's sensitivity to incremental changes in interest rates than average maturity. Other factors being equal (e.g., portfolio quality), a Fund with a longer maturity and duration reacts more strongly to interest rate changes than a Fund with a shorter maturity and duration. For example, a Fund with a duration of five (5) years is expected to experience a price decrease of roughly five percent (5%) for each percent increase in interest rates while a comparable Fund with a duration of four (4) years is expected to experience a price decrease of roughly four percent (4%) for the same change in interest rates.

(3) Represents the higher of ratings by Moody's and S&P. See Annex A to the Statement of Additional Information for a general description of Moody's and S&P's ratings.

(4) Reflects the blended characteristics of the Fund and Scudder Global Bond Fund as of ______________, 2000.

Performance

     The following table shows how the returns of the Fund and Scudder Global Bond Fund over different periods average out. For context, the table also includes a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performances of both Funds and the index vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                [Insert Table]

     For management's discussion of Scudder Global Bond Fund's performance for the fiscal year ended October 31, 2000, please refer to Exhibit B.

Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. Scudder Kemper is a Delaware corporation located at 345 Park Avenue, New York, New York 10154-0010.

     Pursuant to separate contracts, each Fund pays the Investment Manager a graduated investment management fee, although the fee rates and breakpoints differ. The fee is graduated so that increases in a Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of October 31, 2000, Scudder Global Bond Fund had total net assets of $143,369,238. For the fiscal year ended October 31, 2000, Scudder Global Bond Fund paid the Investment Manager a fee of 0.49% (after waivers) of its average daily net assets. As of December 31, 2000, the Fund had
total net assets of $[          ].  For the fiscal year ended December 31, 2000,
the Fund paid the Investment Manager a fee of [    ]% of its average daily net
assets.

     Currently the fee schedules for the Fund and Scudder Global Bond Fund are as follows:

-------------------------------------------------------------------------------------------------------------
                        Fund                                          Scudder Global Bond Fund
-------------------------------------------------------------------------------------------------------------
Average Daily Net Assets                 Fee Rate               Average Daily Net Assets           Fee Rate
------------------------                 --------               ------------------------           --------
First $250 million                       0.75%                  First $1 billion                   0.75%
Next $750 million                        0.72%                  Over $1 billion                    0.70%
Next $1.5 billion                        0.70%
Next $2.5 billion                        0.68%
Next $2.5 billion                        0.65%
Next $2.5 billion                        0.64%
Next $2.5 billion                        0.63%
Over $12.5 billion                       0.62%
-------------------------------------------------------------------------------------------------------------

     Scudder Kemper has proposed that Scudder Global Bond Fund adopt the lower fee schedule of the Fund stated in the table above. The effectiveness of the new investment management agreement for Scudder Global Bond Fund and the Closing are contingent upon each other. Based upon the Fund's average net assets for the twelve month period ended September 30, 2000, the effective advisory fee rate for the Fund is 0.75%. Based upon each Fund's average net assets for the twelve month period ended September 30, 2000, the effective advisory fee rate for Scudder Global Bond Fund after the

Reorganization would be 0.75% of average daily net assets, giving effect to the proposed new investment management agreement.

     From its investment management fee received from the Fund, Scudder Kemper pays to the Fund's sub-adviser, Scudder Investments U.K. Limited, 1 South Place, London, U.K. EC42M 2ZS, a monthly fee at the annual rate of 0.30% of the Fund's average daily net assets.

Administrative Fee

     Scudder Global Bond Fund has entered into an administration agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by the Class A, Class B and Class C shares of Scudder Global Bond Fund (other than those provided by Scudder Kemper under its investment management agreement with that Fund) in exchange for the payment by Scudder Global Bond Fund of an annual administrative services fee (the "Administrative Fee") equal to 0.400%, 0.450% and 0.425% of average daily net assets attributable to the Class A, Class B and Class C shares, respectively. The fees for the services provided by Kemper Distributors, Inc. ("KDI") under its current services agreement and underwriting and distribution agreement with Scudder Global Bond Fund are not covered by, and are in addition to, the Administrative Fee. One effect of this arrangement is to make Scudder Global Bond Fund's future expense ratio more predictable. On the other hand, the administrative fee rate does not decrease with economies of scale from increases in asset size or decreased operating expenses. The details of this arrangement (including expenses that are not covered) are set out below.

     Various service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to Scudder Global Bond Fund pursuant to separate agreements. These Service Providers may differ from current Service Providers of the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for Scudder Global Bond Fund and maintains its accounting records. Kemper Service Company, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the Class A, Class B and Class C shares of Scudder Global Bond Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman & Company holds the portfolio securities of Scudder Global Bond Fund, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for Scudder Global Bond Fund.

     Under the Administration Agreement, each Service Provider provides the services to Scudder Global Bond Fund described above, except that Scudder Kemper pays these entities for the provision of their services to Scudder Global Bond Fund and pays most other fund expenses, including insurance, registration, printing and postage fees. In return, Scudder Global Bond Fund pays Scudder Kemper the Administrative Fee.

     The Administration Agreement will remain in effect with respect to the Class A, Class B and Class C shares for an initial term ending September 30, 2003, subject to earlier termination by the directors that oversee Scudder Global Bond Fund. The Administration Agreement shall continue in effect on an annual basis after September 30, 2003, provided that such continuance is approved at least annually by a majority of the directors, including the Independent Directors, that oversee Scudder Global Bond Fund. The fee payable by Scudder Global Bond Fund to Scudder Kemper pursuant to the Administration

Agreement is reduced by the amount of any credit received from Scudder High Yield Bond Fund's custodian for cash balances.

     Certain expenses of Scudder Global Bond Fund are not borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel).
Scudder Global Bond Fund continues to pay the fees required by its investment management agreement with Scudder Kemper. In addition, it pays the fees under its services agreement and underwriting and distribution services agreement with KDI, as described in "Distribution and Service Fees" below.

Comparison of Expenses

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class A, Class B and Class C shares of Scudder Global Bond Fund, and compares these with the expenses of the Fund. [Comparative statement regarding expenses to be inserted.] Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended September 30, 2000 and on a pro forma basis as of that date and for the twelve month period then ended, assuming the Reorganization had been in effect for the period.

                            Expense Comparison Table
                                 Class A Shares

                                                                    Scudder
                                                                    Global                  Pro Forma
                                                   Fund            Bond Fund              (Combined)/(1)/
                                                   ----            ---------              ---------------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on             4.50%             4.50%                     4.50%
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge           None              None                      None
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed       None              None                      None
on reinvested dividends

Redemption Fee (as a percentage of amount          None              None                      None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                    0.75%             0.75%                     0.75%

Rule 12b-1/ASF Fees                                0.22%             0.25%                     0.22%

Other Expenses                                        0.87%               0.40%(3)                 0.40%

Total Annual Fund Operating Expenses                  1.84%               1.40%                    1.37%

Expense Example of Total Operating Expenses
-------------------------------------------
at the End of the Period(4)
---------------------------

One Year                                            $  629              $  586                  $  583

Three Years                                         $1,003              $  873                  $  864

Five Years                                          $1,401              $1,181                  $1,166

Ten Years                                           $2,511              $2,054                  $2,022

Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization, including the implementation of Scudder Global Bond Fund's Administration Agreement and the adoption of a distribution plan.
(2) Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and .50% if sold during the second year after purchase.
(3) Restated to reflect the implementation of Scudder Global Bond Fund's Administration Agreement.
(4) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemptions at the end of each period.

                            Expense Comparison Table
                                 Class B Shares


                                                                         Scudder
                                                                          Global             Pro Forma
                                                       Fund             Bond Fund          (Combined)/(1)/
                                                       ----             ---------          ---------------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on Purchases       None                None                   None
(as % of offering price)

Maximum Contingent Deferred Sales Charge (Load)        4.00%               4.00%                  4.00%
(as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on          None                None                   None
reinvested dividends

Redemption Fee (as a percentage of amount                None                None                   None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                          0.75%               0.75%                  0.75%

Rule 12b-1/ASF Fees                                      1.00%               1.00%                  1.00%

Other Expenses                                           0.79%               0.45%(3)               0.45%

Total Annual Fund Operating Expenses                     2.54%               2.20%                  2.20%

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming Redemption at the End of the Period(4)
-----------------------------------------------

One Year                                               $  657              $  623                 $  623

Three Years                                            $1,091              $  988                 $  988

Five Years                                             $1,550              $1,380                 $1,380

Ten Years                                              $2,548              $2,146                 $2,131

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(4)
---------

One Year                                               $  257              $  223                 $  223

Three Years                                            $  791              $  688                 $  688

Five Years                                             $1,350              $1,180                 $1,180

Ten Years                                              $2,548              $2,146                 $2,131


 ___________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization, including the implementation of Scudder Global Bond Fund's Administration Agreement and the adoption of a distribution plan.
(2) Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.

(3) Restated to reflect the implementation of Scudder Global Bond Fund's Administration Agreement.
(4) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same. Assumes conversion to Class A shares six years after purchase.

                            Expense Comparison Table
                                 Class C Shares

                                                                         Scudder
                                                                          Global              Pro Forma
                                                       Fund             Bond Fund           (Combined)/(1)/
                                                       ----             ---------           ---------------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on Purchases         None                None                   None
(as % of offering price)

Maximum Contingent Deferred Sales Charge (Load)          1.00%               1.00%                  1.00%
(as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed on          None                None                   None
reinvested dividends

Redemption Fee (as a percentage of amount                None                None                   None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
------------------------------
(as a % of average net assets)
------------------------------

Management Fees                                          0.75%                0.75%                 0.75%

Rule 12b-1/ASF Fees                                      1.00%                1.00%                 1.00%

Other Expenses                                           0.67%                0.43%(3)              0.43%

Total Annual Fund Operating Expenses                     2.42%                2.18%                 2.18%

Expense Example of Total Operating Expenses
--------------------------------------------
Assuming Redemption at the End of the Period(4)
-----------------------------------------------

One Year                                               $  345               $  321                $  321

Three Years                                            $  755               $  682                $  682

Five Years                                             $1,291               $1,169                $1,169

Ten Years                                              $2,756               $2,513                $2,513

Expense Example of Total Operating Expenses
-------------------------------------------
Assuming No Redemption at the End of the
----------------------------------------
Period(4)
---------

One Year                                                 $  245              $  221                $  221

Three Years                                              $  755              $  682                $  682

Five Years                                               $1,291              $1,169                $1,169

Ten Years                                                $2,756              $2,513                $2,513

___________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization, including the implementation of Scudder Global Bond Fund's Administration Agreement and the adoption of a distribution plan.
(2) Contingent deferred sales charge on Class C shares is 1% for shares sold during the first year after purchase.
(3) Restated to reflect the implementation of Scudder Global Bond Fund's Administration Agreement.
(4) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.


Distribution and Services Fees

     Pursuant to an underwriting and distribution services agreement with Scudder Global Bond Fund, KDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, acts as the principal underwriter and distributor of the Class A, Class B and Class C shares of that Fund and acts as agent of the Fund in the continuing offer of such shares. Scudder Global Bond Fund has adopted distribution plans on behalf of the Class A, Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act that are substantially identical to the existing distribution plans adopted by the Fund, with one exception. As under the current distribution plans for the Fund, Scudder Global Bond Fund pays KDI an asset-based fee at an annual rate of 0.75% of Class B and Class C shares. The distribution plans for Scudder Global Bond Fund, however, unlike the distribution plans for the Fund, also authorize the payment to KDI of the 0.25% services fee with respect to the Class A, Class B and Class C shares pursuant to the services agreement described below. Neither KDI nor the Trustees of the Fund believe that the services performed by KDI under the services agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other services provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any doubt that may arise in the future regarding whether the services performed by KDI under the services agreement are "distribution" services, the distribution plans for Scudder Global Bond Fund authorize the payment of the services fee. The fact that the services fee is authorized by Scudder Global Bond Fund's distribution plans does not change the fee rate or affect the nature or quality of the services provided by KDI.

     Pursuant to the services agreement with Scudder Global Bond Fund, which is substantially identical to the current services agreement with the Fund, KDI receives a services fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Scudder Global Bond Fund. KDI uses the services fee to compensate financial services firms ("firms") for providing personal services and maintenance of accounts for their customers that hold those classes of shares of Scudder Global Bond Fund, and may retain any portion of the fee not paid to firms to compensate itself for administrative functions performed by the Fund. All fee amounts are payable monthly and are based on the average daily net assets of each Fund attributable to the relevant class of shares.

Purchases, Exchanges, and Redemptions

     Both Funds are part of the Scudder Kemper complex of mutual funds. The procedures for purchases, exchanges, and redemptions of Class A, Class B and Class C shares of Scudder Global Bond Fund are identical to those of the Fund. Shares of Scudder Global Bond Fund are exchangeable for shares of the same class of most other open-end funds advised by Scudder Kemper offering such shares.

     Corresponding classes of shares of Scudder Global Bond Fund have identical sales charges to those of the Fund. Scudder Global Bond Fund has a maximum initial sales charge of 4.50% on Class A shares. Shareholders who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1% if the shares are sold within 2 years of the date on which they were purchased. Class B shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC begins at 4% for shares sold in the first year, declines to 1% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC of up to 1% if the shares are sold within one year of purchase.

     Class A, Class B and Class C shares of Scudder Global Bond Fund received in the Reorganization will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Fund exchanged for shares of Scudder Global Bond Fund as a result of the Reorganization. However, following the Reorganization, any CDSC that applies to shares of the Fund will continue to apply to shares of Scudder Global Bond Fund received in the Reorganization, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganization.

     Services available to shareholders of Class A, Class B and Class C shares of Scudder Global Bond Fund will be identical to those available to shareholders of the corresponding classes of the Fund and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions, and exchanges by telephone to most other Scudder Kemper funds that offer Class A, Class B and Class C shares, and reinvestment privileges. Please see the Fund's prospectus for additional information.

Dividends and Other Distributions

     The Fund intends to distribute its investment company taxable income and any net realized capital gains in November or December. Scudder Global Bond Fund intends to declare dividends from its net investment income and short-term capital gains daily and distribute them monthly. Scudder Global Bond Fund intends to distribute long-term capital gains in December, or otherwise as needed. Additional distributions may be made if necessary. Shareholders of each Fund can have their dividends and distributions automatically invested in additional shares of the same class of that Fund, or a different fund in the same family of funds, at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. For retirement plans, reinvestment is the only option.

     If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Other Differences Between the Funds.

     Charter Documents.

       The Acquired Trust is established as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration"). The Acquiring Corporation is organized as a Maryland corporation under Articles of Incorporation (the "Articles"). Although the organizational documents of the Acquired Trust and of the Acquiring Corporation are similar, some differences do exist. The more significant differences are listed below.

       . A trustee of the Acquired Trust may be removed for cause by a majority of the trustees, while removal without cause requires a majority vote of shareholders entitled to vote more than 50% of the votes entitled to be cast on the matter; removal of a director of the Acquiring Corporation requires a majority vote of a) the board of directors, b) a committee of the board of directors appointed for such purpose, or c) the stockholders by vote of a majority of the outstanding shares of the Acquiring Corporation.

       . A special meeting of Fund shareholders may be called by shareholders holding at least 25% (or 10% if the purpose is to determine the removal of a trustee) of the Fund's shares then outstanding; the Acquiring Corporation's Articles are silent as to the procedure for calling a special meeting of stockholders.

       . The Acquired Trust's shareholders have the right to vote on the termination or reorganization of the Acquired Trust or a series thereof; the Acquiring Corporation's board of directors may liquidate the Acquiring Corporation or a series of the Acquiring Corporation without a vote of stockholders.

       . The Acquired Trust's Declaration may be amended by the trustees if authorized by a majority vote of the shareholders except in certain circumstances where a shareholder vote is not required; the Acquiring Corporation's Articles may be amended or repealed by the Acquiring Corporation without a vote of stockholders.

       . There are differences in the potential liabilities of shareholders of a Massachusetts business trust as compared to those of a Maryland corporation, as described below in "The Proposed Transaction -Description of Securities to Be Issued."

     Trustees/Directors and Officers.

       The Trustees of the Fund, currently and as proposed under Proposal 1, are different from the Directors of Scudder Global Bond Fund. As described in Scudder Global Bond Fund's prospectus that has been included in the materials that you received with this document, the following individuals comprise the Board of Directors of Scudder Global Bond Fund: Linda C. Coughlin, Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel, and Steven Zaleznick. In addition, the officers of the Fund and Scudder Global Bond Fund are different. (See Proposal 1 and the Statement of Additional Information for further information.)

     Fiscal Year.

          The Fund's fiscal year-end is December 31. Scudder Global Bond Fund's fiscal year-end is October 31.

     Custodian.

          The Fund's custodian is The Chase Manhattan Bank. Scudder Global Bond Fund's custodian is Brown Brothers Harriman & Company.

     Auditors.

          The Fund's auditors are Ernst & Young LLP. Scudder Global Bond Fund's auditors are PricewaterhouseCoopers LLP.

Tax Consequences

     As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."
               *                     *                           *
     The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

     Because of their similar investment objectives, policies and strategies, the principal risks presented by the Funds are similar. The main risks applicable to each Fund include, among others, management risk (i.e., securities selection by the Investment Manager), risk associated with global interest rates, market risk, credit risk, foreign currency risk and risk associated with foreign investments. In addition, each Fund presents the risk associated with being non-diversified. Since each Fund is non-diversified, its investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding as compared to diversified funds. Investments in high yield securities, or "junk bonds," entail relatively greater risk of loss of income and principal than investments in higher rated securities, and may fluctuate more in value. [This risk may be more pronounced for the

Fund, which may invest in lower quality bonds than Scudder Global Bond Fund and may commit a greater percentage of its assets to lower-rated securities.] If interest rates drop significantly, holders of mortgages represented by mortgage-backed securities are more likely to refinance, thus prepaying their obligations and potentially forcing Scudder Global Bond Fund, to the extent that it invests in mortgage-backed securities, to reinvest in securities that pay lower interest rates. Lastly, the Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

     For a further discussion of the investment techniques and risk factors applicable to the Funds, see the "Investment Objectives, Policies and Restrictions of the Funds" above, and each Fund's prospectus and statement of additional information.


III. THE PROPOSED TRANSACTION

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Fund to Scudder Global Bond Fund in exchange for that number of full and fractional Class A, Class B and Class C shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Scudder Global Bond Fund will assume all of the liabilities of the Fund. The Fund will distribute the Class A, Class B and Class C shares received in the exchange to the shareholders of the Fund in complete liquidation of the Fund. The Fund will then be terminated.

     Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional Class A, Class B and Class C Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Scudder Global Bond Fund identical in all material respects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, Class A, Class B and Class C shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If Class A, Class B or Class C shares of the Fund are represented by certificates prior to the Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any Class A, Class B or Class C shares of Scudder Global Bond Fund distributed in the Reorganization to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

     Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase of Class A, Class B or Class C shares of Scudder Global Bond Fund received by the shareholder in connection with the Reorganization.

     The obligations of each of the Fund and the Acquiring Corporation, on behalf of Scudder Global Bond Fund, under the Plan are subject to various conditions, as stated therein, which includes Scudder Global Bond Fund's adoption of a new investment management agreement. The Plan also requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated: (i) by the mutual agreement of the parties;
(ii) by either party if the Closing has not occurred by _____ __, 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Scudder Global Bond Fund to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

Board Approval of the Proposed Transaction

     As discussed above, the Reorganization is part of a Scudder Kemper initiative that is intended to restructure and streamline the management and operations of the funds Scudder Kemper advises. Scudder Kemper first proposed the Reorganization to the Trustees of the Fund at a meeting held on May 24, 2000, see "Synopsis--Background of the Reorganization" above. This initiative includes five major components:

     (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder Investments name, with a concentration on intermediary distribution;

     (ii) The combination of funds with similar investment objectives and policies, including in particular the combination of the Kemper Funds with similar Scudder Funds currently offered to the general public;

     (iii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

     (iv) The implementation of an administration agreement for the Kemper Funds similar to that recently adopted by the Scudder Funds covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

     (v) The consolidation of certain boards overseeing funds advised by Scudder Kemper.

     The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as board members. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the May 24th meeting, the Independent Trustees met in person or by telephone on numerous occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper, including the "interested" Trustees. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals.

     Following the conclusion of this process, the Trustees of the Fund, the board members of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan that they believed were in the best interests of shareholders and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

     On November 29, 2000, the Board of Trustees, including the Independent Trustees, unanimously approved the terms of the Reorganization and certain related proposals. The Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would adopt the lower fee schedule of the two Funds' investment management agreements.

     . The fixed fee rate under the Administration Agreement is expected to be less than the estimated current applicable operating expenses the Fund would otherwise pay.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay the estimated costs of the Reorganization allocated to Class A shares and a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay a portion of the estimated costs of the Reorganization allocated to Class B and Class C shares and all of the costs of the Reorganization that exceed estimated costs.

     As part of their deliberations, the Trustees considered, among other things: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Scudder Global Bond Fund after the Reorganization, and between the estimated operating expenses of Scudder Global Bond Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Fund; (e) prospects for Scudder Global Bond Fund to attract additional assets; and (f) the investment performance of each Fund.

     As part of their analysis, the Trustees considered direct and indirect costs to shareholders including: (a) the direct costs of the Reorganization to be borne by existing shareholders; (b) the potential costs of any necessary rebalancing of the Fund's portfolio; and (c) the potential tax consequences to shareholders as a result of differences in the Funds' realized or unrealized capital gains or losses and capital loss carry-forwards.

          Costs. The anticipated costs of the Reorganization allocable to the Fund are $48,049, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Class A shares of the Fund will pay $35,459, which represents 100% of the estimated costs allocable to such class. Class B and Class C shares will pay a portion of their allocable costs of the Reorganization ($3,467 out of $9,974 (34.76%) for Class B shares and $231 out of $2,616
          (8.83%) for Class C shares). Scudder Kemper is bearing the remaining costs, including any cost overruns (except that Scudder Global Bond Fund is bearing the SEC and state registration and notice fees which are estimated to be $_________).

          The estimated costs of the Reorganization borne by the Fund have been expensed, resulting in a reduction of net asset value per share of $0.0064, $0.0050 and $0.0014 for Class A, Class B and Class C shares, respectively. Management of the Fund expects that reduced operating expenses resulting from the Reorganization should allow for recovery of the allocated costs of the Reorganization within six months after the Closing.

          Portfolio Transaction Costs. To consider the potential costs of any necessary rebalancing of the Fund's portfolio as a result of the Reorganization, the Independent Trustees asked for, and Scudder Kemper provided, an estimate of the expected turnover of the securities of the Fund, as a percentage of the assets of the combined fund, as a result of the Reorganization. Scudder Kemper estimated such turnover to be 0%.

          Potential Tax Consequences. Although the Reorganizations will be achieved on a federally tax-free basis (see "Federal Income Tax Consequences" below), there are differences in the Funds' realized or unrealized capital gains or losses and capital loss carry forwards, which at [ ], 2000 were as follows (although they may differ at the time of the Closing):

                       [Charts to be inserted]

          As noted above, under the terms of the Plan, shareholders of the Fund will receive shares of Scudder Global Bond Fund in an amount equal to the relative net asset value of their Fund shares. The Trustees considered whether an adjustment in this formula should be made for the above tax differentials. The Trustees determined that no adjustment should be made because the potential tax consequences were not material, quantifiable or predictable because of (1) uncertainties as to the amounts of any actual future realization of capital gains or losses in view of future changes in portfolio values, (2) the exemption of some shareholders from federal income taxation, and (3) the differing consequences of federal and various other income taxation upon a distribution received by each shareholder whose tax liability (if any) is determined by the net effect of a multitude of considerations that are individual to the shareholder. Shareholders should, however, review their own tax situation to determine what effect, if any, these potential tax differences may have on them.

     The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal.

     Based on all the foregoing, the Board concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

     Scudder Global Bond Fund is a series of the Acquiring Corporation, a corporation organized under the laws of the state of Maryland on May 15, 1986. The Acquiring Corporation's authorized capital consists of approximately 1.55 billion shares of capital stock, par value $0.01 per share, approximately 529 million shares of which are allocated to Scudder Global Bond Fund. The Directors of the Acquiring Corporation are authorized to divide the shares of the Acquiring Corporation into separate series. Scudder Global Bond Fund is one of four series of the Acquiring Corporation. The Directors of the Acquiring Corporation are also authorized to further divide the shares of the series of the Acquiring Corporation into classes. The shares of Scudder Global Bond Fund are currently divided into five classes, Class S, Class AARP, Class A, Class B and Class C. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expense levels because distribution costs and certain other expenses approved by the Directors of the Acquiring Corporation are borne directly by the class incurring such expenses.

     Each share of each class of Scudder Global Bond Fund represents an interest in Scudder Global Bond Fund that is equal to and proportionate with each other share of that class of Scudder Global Bond Fund. Scudder Global Bond Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees/Directors, there are no material differences between the rights of shareholders of the Fund and the rights of shareholders of Scudder Global Bond Fund, other than as set forth under "Other Differences Between the Funds" above.

     The Acquiring Corporation is organized in Maryland, while the Fund is established in Massachusetts. Under Massachusetts law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund's Declaration of Trust contains a disclaimer of liability and provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Acquiring Corporation does not provide such a disclaimer of liability or indemnification to its shareholders, because Maryland law generally does not impose such liability on shareholders.

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Scudder Global Bond Fund of all or substantially all of the assets of the Fund in exchange solely for Class A, Class B and Class C shares and the assumption by Scudder Global Bond Fund of all of the liabilities of the Fund, followed by the distribution of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Scudder Global Bond Fund and the Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of all or substantially all of its assets to Scudder Global Bond Fund in exchange solely for Class A, Class B and Class C shares and the assumption by Scudder Global Bond Fund of all of the liabilities of the Fund or upon the distribution of the Class A, Class B and Class C shares to shareholders of the Fund in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of Scudder Global Bond Fund will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Scudder Global Bond Fund will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Scudder Global Bond Fund upon the receipt of the assets of the Fund in exchange for Class A, Class B and Class C shares and the assumption by Scudder Global Bond Fund of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the Class A, Class B and Class C shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Class A, Class B and Class C shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Class A, Class B and Class C shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

     After the Closing, Scudder Global Bond Fund may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

     While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Legal Matters

     Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of Scudder Global Bond Fund will be passed on by Dechert, Ten Post Office Square - South, Boston, Massachusetts 02109.

Capitalization

     The following table shows on an unaudited basis the capitalization of Scudder Global Bond Fund and the Fund as of September 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization(1):

                              Scudder Global Bond                                 Pro Forma                Pro Forma
                                     Fund                       Fund             Adjustments               (Combined)
Net Assets
Class S Shares                $      146,819,340                                         /(3)/         $      146,819,340
Class A Shares                                            $    39,487,513                /(4)/         $       39,487,513
Class B Shares                                            $     4,451,809                /(4)/         $        4,451,809
Class C Shares                                            $     1,184,918                /(4)/         $        1,184,918
                                                                                                       ------------------
Total Net Assets                                                                                       $      191,943,580 /(2)/
                                                                                                       ==================
Shares Outstanding
Class S Shares                        16,526,539                                                               16,526,539
Class A Shares                                                  5,133,050           (686,258)                   4,446,792
Class B Shares                                                    577,021            (75,691)                     501,330
Class C Shares                                                    153,262            (19,825)                     133,437
Net Asset Value per Share
Class S Shares                $             8.88                                                       $             8.88
Class A Shares                                            $          7.69                              $             8.88
Class B Shares                                            $          7.72                              $             8.88
Class C Shares                                            $          7.73                              $             8.88

(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Scudder Global Bond Fund will be received by the shareholders of the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Scudder Global Bond Fund that actually will be received on or after such date.

(2) Pro forma (combined) net assets do not reflect expense reductions that would result from implementation of an administrative fee.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by Scudder Global Bond Fund.

(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Fund.

   The Board of Trustees unanimously recommends that the shareholders of the
                    Fund vote in favor of this Proposal 2.

PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT AUDITORS

     The Board of Trustees, including all of the Independent Trustees, has selected Ernst & Young LLP to act as independent auditors of the Fund for the Fund's current fiscal year and recommends that shareholders ratify such selection. However, if the Plan is approved, as described under Proposal 2, PricewaterhouseCoopers LLP will serve as the independent auditors for the combined fund. One or more representatives of Ernst & Young LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

     The Board of Trustees unanimously recommends that shareholders of the
                    Fund vote in favor of this Proposal 3.

                            ADDITIONAL INFORMATION

Information about the Funds

     Additional information about the Acquiring Corporation and the Acquired Trust, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two
International Place, Boston, MA 02110-4103, or by calling 1-800-[    ].

     The Acquiring Corporation and the Acquired Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Corporation, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Acquiring Corporation, the Acquired Trust and the Funds.

General

     Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. See "The Proposed Transaction - Board Approval of the Proposed Transaction." In addition to solicitation by mail, certain officers and representatives of the Fund, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

     Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Scudder Kemper Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

     The presence at any shareholders' meeting, in person or by proxy, of the holders of at least 30% of the shares of the Fund entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

     The election of the Trustees under Proposal 1 requires the affirmative vote of a plurality of the shares of the Fund voting on such election. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposals 1 and 3, and will have the effect of a "no" vote on Proposal 2.

     Holders of record of the shares of the Fund at the close of business on March 5, 2001 will be entitled to one vote per share on all business of the
Meeting. As of February 5, 2001, there were [    ] Class A shares, [    ] Class
B shares and [    ] Class C shares of the Fund outstanding.

     [As of December 31, 2000, the officers and Directors of the Acquiring Corporation as a group owned beneficially less than 1% of the outstanding shares of each class of Scudder Global Bond Fund.] Appendix 2 hereto sets forth the beneficial owners of more than 5% of each class of each Fund's shares. To the best of each Fund's knowledge, as of December 31, 2000, no person owned beneficially more than 5% of any class of either Fund's outstanding shares, except as stated on Appendix 2.

     Shareholder Communications Corporation ("SCC") has been engaged to assist
in the solicitation of proxies, at an estimated cost of $[    ]. As the Meeting
date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card(s), and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

     Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

     If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at
1-800-[     ]. Any proxy given by a shareholder is revocable until voted at the
Meeting.

     Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Fund, c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

     Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,


/s/ Philip J. Collora
Philip J. Collora
Secretary

                       INDEX OF EXHIBITS AND APPENDICES

EXHIBIT A:    FORM OF AGREEMENT AND PLAN OF REORGANIZATION.........................................

EXHIBIT B:    MANAGEMENT'S DISCUSSION OF SCUDDER GLOBAL BOND FUND'S PERFORMANCE....................

APPENDIX 1:   TRUSTEE AND NOMINEE SHAREHOLDINGS....................................................

APPENDIX 2:   BENEFICIAL OWNERS OF FUND SHARES.....................................................

                                   EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [        ], 2001, by and among Global/International Fund, Inc.
(the "Acquiring Corporation"), a Maryland corporation, on behalf of Scudder Global Bond Fund (the "Acquiring Fund"), a separate series of the Acquiring Corporation, Kemper Global Income Fund (the "Acquired Trust"), a Massachusetts business trust, on behalf of Kemper Global Income Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), the only active series of the Acquired Trust, and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). The principal place of business of the Acquiring Corporation is 345 Park Avenue, New York, New York 10154. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of capital stock ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A, Class B and Class C shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund with respect to the Class A, Class B and Class C shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to the Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to the Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Corporation's Charter, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

     2.2. The net asset value of a Class A, Class B or Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A, Class B and/or Class C Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of a Class A, Class B and/or Class C share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

     2.3. The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be June 18, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. The Chase Manhattan Bank, custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to Brown Brothers Harriman & Company, custodian for the Acquiring Fund, prior to or on the Closing Date and
(b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Kemper Service Company, as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A, Class B and Class C Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of the Acquired Fund shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

               (a) The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired

Fund, the only active series of the Acquired Trust, is duly designated in accordance with the applicable provisions of the Acquired Trust's Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

               (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

               (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result (i) in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

               (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

               (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the [fiscal year ended December 31, 2000, have been audited] by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) [Since December 31, 2000], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

          (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Kemper Service Company, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

          (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

          (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Corporation, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Corporation is a corporation duly organized and validly existing under the laws of the State of Maryland with power under the Acquiring Corporation's Charter, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Corporation duly designated in accordance with the applicable provisions of the Acquiring Corporation's Charter. The Acquiring Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquiring Corporation or Acquiring Fund.
The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

          (b) The Acquiring Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The Acquiring Corporation is not, and the execution, delivery and performance of this Agreement by the Acquiring Corporation will not result (i) in violation of Maryland law or of the Acquiring Corporation's Charter, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

          (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the [fiscal year ended October 31, 2000, have been audited] by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (g) [Since October 31, 2000], there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

          (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

          (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

          (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

          (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Corporation (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

          (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

     5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

     5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than May 24, 2001.

     5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement,
including the Proxy Statement, with the Commission.   The Acquired Fund will
provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Corporation, the Acquired Trust, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Corporation, the Acquired Trust, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, the Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

     6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

               (a) The Acquiring Corporation has been duly formed and is an existing corporation; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Corporation, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Corporation's Charter, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Corporation is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Corporation, (ii) the Acquiring Corporation is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

               The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Corporation and the Acquired Trust.


     6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

     6.5. The Acquiring Fund shall have [(i) adopted a new investment management agreement and (ii) entered into an administrative services agreement with Scudder Kemper, each] in a form reasonably satisfactory to the Acquired Fund.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Corporation, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

               (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust, (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

               The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Corporation and the Acquired Trust.


     7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders.
The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Corporation and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of the Acquiring Corporation, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. The anticipated costs of the Reorganization allocable to the Acquired Fund are $48,049, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. Class A shares of the Acquired Fund will pay $35,459, which represents 100% of the estimated costs allocable to such class. Class B and Class C shares will pay a portion of their allocable costs of the Reorganization or $3,467 out of $9,974 (34.76%) for Class B shares and $231 out of $2,616 (8.83%) for Class C shares. Scudder Kemper is bearing the remaining costs, including any cost overruns [(except that the Acquiring Fund is bearing the SEC and state registration and notice fees which are estimated to be $_________)]. Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. [Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.]

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2.     Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on
or before [     ], 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the

Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention:
Joseph R. Fleming, Esq., or to the Acquiring Fund, 345 Park Avenue, New York, New York 10154, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to the Acquired Trust mean and refer to the Board members of the Acquired Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Acquired Trust conducts its business. It is expressly agreed that the obligations of the Acquired Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Acquired Trust or the Acquired Fund personally, but bind only the respective property of the Acquired Fund, as provided in the Acquired Trust's Declaration of Trust. Moreover, no series of the Acquired Trust other than the Acquired Fund shall be responsible for the obligations of the Acquired Trust hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Trust hereunder. The execution and the delivery of this Agreement have been authorized by the Acquired Trust's Board members, on behalf of the Acquired Fund, and this Agreement has been signed by authorized officers of the Acquired Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund, as provided in the Acquired Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Acquiring Corporation or the Acquired Trust or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                 GLOBAL/INTERNATIONAL FUND, INC.
                                        on behalf of Scudder Global Bond Fund

_________________________
Secretary
                                        _____________________________________
                                        By:__________________________________
                                        Its:_________________________________


Attest:                                 KEMPER GLOBAL INCOME FUND


_________________________
Secretary
                                        _____________________________________
                                        By:__________________________________
                                        Its:_________________________________



AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

________________________________
By:_____________________________
Its:____________________________

                                   EXHIBIT B

       Management's Discussion of Scudder Global Bond Fund's Performance

Performance Update
--------------------------------------------------------------------------------
                                                                October 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                                         Salomon Brothers
                                                         Currency-Hedged
                                     Salomon Brothers    World Government
                 Scudder Global      World Government      Bond Index
              Bond Fund -- Class S      Bond Index*        (1-3 years)**
              --------------------      -----------        -------------

3/91***             10000                 10000                 10000
'91                 10665                 10572                 10075
'92                 11500                 12040                 10896
'93                 12321                 13484                 11072
'94                 12290                 13972                 12058
'95                 12958                 16098                 12748
'96                 13472                 16962                 13625
'97                 13560                 17405                     0
'98                 14769                 19588                     0
'99                 14623                 19107                     0
'00                 14500                 18138                     0


                        Yearly periods ended October 31


--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                           Total Return
                               Growth of                              Average
Period ended 10/31/2000         $10,000             Cumulative         Annual
--------------------------------------------------------------------------------
Scudder Global Bond Fund -- Class S
--------------------------------------------------------------------------------
1 year                         $   9,916                -.84%           -.84%
--------------------------------------------------------------------------------
5 year                         $  11,190               11.90%           2.27%
--------------------------------------------------------------------------------
Life of Fund**                 $  14,500               45.00%           3.92%
--------------------------------------------------------------------------------

Salomon Brothers World Government Bond Index*
--------------------------------------------------------------------------------
1 year                         $   9,492               -5.08%          -5.08%
--------------------------------------------------------------------------------
5 year                         $  11,268               12.68%           2.41%
--------------------------------------------------------------------------------
Life of Fund**                 $  18,138               81.38%           6.34%
--------------------------------------------------------------------------------

* The unmanaged Salomon Brothers World Government Bond Index consists of worldwide fixed-rate government bonds with remaining maturities greater than one year. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

** On December 27, 1995, the Fund adopted its current name and objectives. Prior to that date, the Fund was known as the Scudder Short Term Global Income Fund and its investment objective was to provide high current income through short-term instruments. Since adopting its current objectives, the cumulative return is 10.27%. Prior to December 27, 1995, the Salomon Brothers Currency-Hedged World Government Bond Index (1-3 years) was used as a comparative index.

***  The Fund commenced operations on March 1, 1991.

On September 22, 2000, existing shares of the Fund were redesignated as Class S shares. On October 2, 2000, the Fund commenced offering Class AARP shares. The total return information provided is for the Fund's Class S shares.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained expenses, the total returns for the Fund for the one year, five year and life of Fund periods would have been lower.

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                October 31, 2000

In the following interview, lead portfolio manager Jan Faller and portfolio manager Jeremy Ragus discuss Scudder Global Bond Fund's strategy and the market environment for the 12-month period ended October 31, 2000.

Q: How did the fund perform over the 12 months ended October 31, 2000?

A: The fund's Class S shares returned -0.84%, outperforming the Salomon Brothers World Government Bond Index (the Salomon Index), which had a -5.08% return over the same period. The negative return of the index is attributable entirely to weakening currencies. While every country in the index had positive bond returns for the year, the currency of every country, with the exception of Canada, lost more value relative to the U.S. dollar than the bonds gained. The two weakest currencies were the euro, which dropped by approximately 20% over the past year, and the Australian dollar, which fell by over 23%. The weak euro has a very significant impact on the index performance as euro-bloc issues represent over 30% of the index, while Australia's much lower weighting makes its influence on overall return correspondingly much lower. The Japanese yen's decline was relatively less severe, at 4.5%, but because the yen constitutes over 25% of the index, the fall in the yen also hurt the performance of the index.

Q: How would you characterize market conditions during this period?

A: The past year has been characterized by low price volatility in nearly all sectors of the interest rate markets. While dollar bloc countries such as the United States and Canada have provided the best returns over the period, all countries had positive returns. The one laggard was Japan, whose very low interest rates and continued borrowing to pay for fiscal spending held back the performance of Japanese government bonds.

Much of the positive performance and low volatility of bonds is attributable to the benign inflation environment around the globe. Meanwhile, although emerging markets also exhibited low volatility and positive performance over the past year, that situation has begun to deteriorate over the past couple of months as investors begin to anticipate the beginnings of a global economic slowdown. The other sector beginning to show more volatility is the U.S. credit market, where high-yield credit spreads, or the difference in yield between high-yield bonds and comparable maturity Treasury securities, have increased dramatically, while investment-grade credit spreads also are increasing.

Q: What were some of the key factors affecting the fund's performance?

A: The dominant driver of the fund's performance was the currency hedging used over the past year. The fund consistently hedged a substantial portion of its euro and yen exposure, protecting it from the decrease in value of those currencies. Further, the fund had little or no exposure to the Australian dollar, which fell substantially relative to the U.S. dollar over the past year. Another significant factor driving the fund's performance was its exposure to emerging markets. The J.P. Morgan EMBI+ Index, an unmanaged index of emerging market bond performance, was up over 20% in the past year, and the fund has consistently had a small amount of exposure to a number of the countries in this index, including Mexico, Venezuela, Brazil, and Panama.

Other than emerging market securities, the fund held no below-investment-grade securities over the past year and only a moderate amount of high-quality investment-grade bonds. The fund predominantly held developed-country government bonds, such as U.S. Treasuries, German bunds, and British gilts. Prices of high-yield securities have declined as this market has sold off markedly, while investment-grade spreads have also widened, so the fund benefited from this cautious credit posture.

Q: How has renewed global growth, along with rising commodity prices, especially oil, affected your strategy?

A: Typically, growth is the first warning signal that it's time to start reducing exposure to potential changes in interest rates, because growth is seen as a harbinger of inflation. This is not good for bond prices because as inflation expectations increase, interest rates demanded by bond investors also increase, resulting in lower bond prices. Furthermore, rising prices for oil and other energy products have a history of leading to higher inflation. For this reason, we have become cautious about the potential for a pickup in inflation, although we do not want to simply assume that history is going to repeat itself.

In fact, the United States has enjoyed several years of above-average growth without significant inflation. And, while the United States has enjoyed such strong economic growth, it also has had the best bond returns of any country in the Salomon Index. This is due in part to remarkable increases in worker productivity, and in part to a dwindling supply of U.S. government debt as the budget continues to operate at a surplus.

Similarly in Europe, economic growth has begun to pick up and oil prices have increased even more than in the United States due to the fall in the value of the euro. Yet there is no significant evidence of price pressure, and European countries also are benefiting from budget surpluses which reduce the supply of outstanding government debt. Thus, we are carefully watching the mitigating factors which have so far prevented the traditional "growth leads to inflation" scenario from playing out. It currently appears that growth will moderate both in the United States and Europe before inflation has a chance to take hold, which would be positive for those bond markets.

Q: What effect has the continued weakness of the euro had on European bonds?

A: The weak euro has caused a number of market participants to be more cautious about holding European bonds than they might be otherwise. This has certainly contributed to the underperformance of the European bond markets relative to the dollar bloc. Aside from direct currency risk, the weakening euro has caused a number of market participants to be concerned about increasing inflation in the euro-bloc. This concern reduces demand for euro-denominated bonds.

One benefit worth noting is that short-term interest rates in the U.S. are 1.75% higher than they are in Europe. This interest rate differential means that a hedge on euro-denominated bonds increases the yield on a hedged euro bond by 1.75%. This results from the hedge transaction, where the investor is selling the euro, which yields 4.75%, and buying the dollar, which yields 6.5%. Thus, a hedged-dollar investor does not incur a hedging expense but rather gets a hedging benefit, and incurs no currency risk. So, while the weak currency has certainly not helped the European bond market, the ability of the dollar investor to hedge has limited the harm from the weak euro.

Q: What percentage of the portfolio consists of emerging market bonds, and what impact have they had on the fund?

A: As noted earlier, the fund has consistently held a small amount of emerging market securities. On average, the range has been approximately 3% to 7% over the past year. The exposure has been beneficial as emerging market countries generally have performed quite well. In particular, the increase in oil prices helped the debt of Venezuela and other oil-producing countries. Strong global growth also helped emerging market debt to perform positively. In an effort to be defensive, we have attempted to remain out of countries that are experiencing political turmoil such as Peru and the Philippines. Furthermore, we have been avoiding most Asian countries due to the lack of economic growth in that region of the globe.

Q: How significant was the fund's U.S. exposure?

A: The fund had substantial exposure to the U.S. interest rate market and to the U.S. dollar over the entire period. The United States represents over 25% of the Salomon Index; it and Japan are the two largest countries in the index. U.S. holdings are very high quality, consisting of Treasuries, mortgage-backed securities, and a small percentage of investment-grade corporate bonds. As far as currency, the fund consistently held more U.S. dollars than the index, so its currency exposure benefited performance relative to the Salomon Index.

Q: Can you discuss some investments that did not fare well?

A: While the fund consistently held less euros than the benchmark, it did have some exposure to the euro over the past year. As we have already noted, the euro fell substantially relative to the dollar, so any euro exposure hurt performance. We did not want to fully hedge our euro exposure due to the conflicting fundamentals and technicals of the euro. Fundamentally, we believe the euro is undervalued, and has been driven lower primarily due to technical selling (selling that attempts to take advantage of short-term price movements rather than long-term investment considerations) and capital flows from the euro-bloc to the United States. We believe that the euro could turn and strengthen relative to the dollar in the short term if economic fundamentals begin to have more influence over the currency, though it is possible that technical factors could continue to dominate for some time, which would push the euro lower. With such a mixed outlook, we currently believe it would be imprudent and risky to have no exposure to the euro.

Other investments that have not fared well are those holdings with higher credit spreads relative to Treasuries. While emerging markets did well, other higher-rated debt securities have lost value relative to government securities. The fund reduced its exposure to spread product over the past year; however, the benchmark contains only government securities so the spread widening which has occurred on those bonds has hurt the performance of the fund relative to the benchmark. Other than its emerging markets allocation, the fund currently holds only very high quality investment-grade securities. We anticipate that we will maintain those holdings as they offer a yield advantage relative to government bonds and should not widen much further due to their high credit quality.

Q: You have been managing the fund for a little over a year. What changes or enhancements have you made to the investment process?

A: We have focused on two particular aspects relating to the fund. First, we have sought to enhance the process for forecasting potential returns from countries. Second, we have attempted to improve risk control. The return forecasting process is based on a model which helps us determine which of the major interest-rate blocs may outperform or underperform the index. The output from that model serves as a baseline which we combine with fundamental research to provide an overall outlook for the relative performance of interest rates in developed market countries.

Enhancements relating to risk control involve measuring risk relative to both the index and the peer group. This helps us understand how much risk we are taking compared to our published benchmark as well as to our competitors (as determined by Lipper, Inc., an independent analyst of investment performance). Our process allows us to identify sources of risk, such as interest rates, currency, and credit. This risk management, combined with our forecasting process, helps us make investments that we believe offer the best return opportunity -- taking into account the risk associated with the trade. We believe this emphasis on risk management can help keep the fund from underperforming either competitors or the benchmark by too great a degree.

Q: What is your strategy going forward?

A: We are closely watching the behavior of the euro and the U.S. economy and our strategy depends largely on what we observe taking place there. If relative growth rates between the euro-bloc and the United States narrow, and capital flows between the euro-bloc and the United States slow, we believe that the euro could rally relative to the U.S. dollar. Should this scenario unfold, we would consider reducing the fund's euro hedge in an effort to benefit from the strengthening euro.

Our current strategy is very conservative as the U.S. economy appears to be headed for slower growth. Should the slowdown be a "soft landing" in which we return to growth levels that are close to longer-term trends without developing into a recession, this would create a more favorable environment for corporate bond issuers, who would find it easier to meet coupon payments. We would take this opportunity to increase the fund's exposure to quality issuers. Also, this would improve the yield of the fund, enhancing income. If, on the other hand, we experience a "hard landing" in which we experience recessionary conditions, credit spreads in relation to Treasuries could widen, or increase further before improving. In this case, we would maintain the conservative credit strategy for a longer time to avoid holding bonds which have increased risk during slow economic periods.

The opinions expressed are those of the portfolio management team as of October 31, 2000, and may not actually come to pass.

                                   APPENDIX 1

                       Trustee and Nominee Shareholdings

     The following table sets forth, for each nominee and Trustee, the number of shares owned in each series of the Acquired Trust as of December 31, 2000.
[Each nominee's and Trustee's individual shareholdings of any series of the Acquired Trust constitute less than 1% of the outstanding shares of such fund.] [As a group, the Trustees and officers own less than 1% of each class of shares of any series of the Acquired Trust.]

[To be provided]

                                   APPENDIX 2

                        Beneficial Owners of Fund Shares

     This Proxy Statement/Prospectus is accompanied by Scudder Global Bond Fund's prospectus offering Class A, Class B and Class C shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 26, 2000 (File No. 811-04670) and is incorporated by reference herein.

     Kemper Global Income Fund's prospectus dated March 1, 2000, which was previously filed with the Commission via EDGAR on March 6, 2000 (File No. 811-05829), is incorporated by reference herein.

     Scudder Global Bond Fund's statement of additional information offering Class A, Class B and Class C shares dated March 1, 2001, which was previously filed with the Commission via EDGAR on December 26, 2000 (File No. 811-04670), is incorporated by reference herein.

                                     PART B

                        GLOBAL/INTERNATIONAL FUND, INC.

          --------------------------------------------------------------

                      Statement of Additional Information
                                March [  ], 2001

          --------------------------------------------------------------

Acquisition of the Assets of      By and in Exchange for Shares of
Kemper Global Income Fund         Scudder Global Bond Fund, a series of
222 South Riverside Plaza         Global/International Fund, Inc.
Chicago, IL 60606                 (the "Acquiring Corporation")
                                  345 Park Avenue
                                  New York, NY 10154-0010

     This Statement of Additional Information is available to the shareholders of Kemper Global Income Fund in connection with a proposed transaction whereby Scudder Global Bond Fund will acquire all or substantially all of the assets and all of the liabilities of Kemper Global Income Fund in exchange for shares of the Scudder Global Bond Fund (the "Reorganization").

     This Statement of Additional Information of the Acquiring Corporation contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Corporation relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Global Bond Fund's statement of additional information offering Class A, Class B and Class C shares dated March 1, 2001, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 26, 2000 (File No. 811-04670) and is incorporated by reference herein.

2. Scudder Global Bond Fund's annual report to shareholders for the fiscal year ended October 31, 2000, which was previously filed with the Commission via EDGAR on January 2, 2001 (File No. 811-04670) and is incorporated by reference herein.

3. Kemper Global Income Fund's prospectus dated March 1, 2000, which was previously filed with the Commission via EDGAR on March 6, 2000 (File No. 811-05829) and is incorporated by reference herein.

4. Kemper Global Income Fund's statement of additional information dated March 1, 2000, which was previously filed with the Commission via EDGAR on March 6, 2000 (File No. 811-05829) and is incorporated by reference herein.

5. Kemper Global Income Fund's annual report to shareholders for the fiscal year ended December 31, 1999, which was previously filed with the Commission via EDGAR on March 2, 2000 (File No. 811-05829) and is incorporated by reference herein.

6. Kemper Global Income Fund's semiannual report to shareholders for the period ended June 30, 2000, which was previously filed with the Commission via EDGAR on August 23, 2000 (File No. 811-05829) and is incorporated by reference herein.

7. The financial statements and schedules of Scudder Global Bond Fund and Kemper Global Income Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March [ ], 2001 relating to the Reorganization may be obtained by writing Kemper Global Income Fund at 222 South Riverside Drive,
Chicago, IL 60606 or by calling [                  ] at 1-800-[        ].  This
Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                    ANNEX A

     The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

     Standard & Poor's Corporation:

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     Moody's:

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Standard & Poor's Corporation Earnings and Dividend Rankings for Common Stocks

     The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's Corporation believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+  Highest           B+  Average          C  Lowest
A  High               B  Below Average     D  In Reorganization

A-  Above Average     B-  Lower

     NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

     The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

     A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

                                                                                                 Kemper Global
                     Security Name                                       Scudder Global Bond   Income Par/Share   Pro-Forma Combined
                                                                               Par/Share             Amount        Par/Share Amount
                                                                         -----------------------------------------------------------

Repurchase Agreements 2.2%
Repurchase Agreements with DLJ, 6.50%, 10/02/2000                              4,060,000                                 4,060,000

Total Repurchase Agreements (Cost of $4,060,000, $0, and
 $4,060,000 respectively)

Short Term Obligations 0.1%
US DOLLAR
Chase Euro Time Deposit, 6.375%, 10/02/2000                                                             156,000            156,000
TURKISH LIRE
JP Morgan Time Deposit, 26%, 10/30/2000                                   72,625,163,070                            72,625,163,070

Total Short Term Obligations (Cost of $111,958, $156,000, and
 $267,958 respectively)

Foreign Denominated Debt Obligations 61%
ARGENTINEAN PESOS 0.6%
Argentine Republic, 6.8125%, 3/31/2005                                           340,000                144,000            484,000
Argentine Republic, 7.625%, 1/30/2017                                            525,000                205,000            730,000


BELGIAN FRANCS 2.2%
Belgium Kingdom, 8.5%, 10/01/2007                                              4,000,000                                 4,000,000

BRAZILIAN REALES 1.2%
Federative Republic of Brazil, 7%, 4/15/2009                                     285,000                150,000            435,000
Federative Republic of Brazil, 8%, 4/15/2014                                     471,630                162,547            634,176
Federative Republic of Brazil, 10.125%, 5/15/2027                                379,000                161,000            540,000
Federative Republic of Brazil, 11.625%, 4/15/2004                                312,000                130,000            442,000
Federal Republic of Brazil, 14.5%, 10/15/2009                                    280,000                125,000            405,000


BRITISH POUNDS 5.0%
United Kingdom Treasury Bond, 9%, 7/12/2011                                    2,100,000                750,000          2,850,000
Midland Bank PLC, 7.625%, 6/15/2006                                            1,500,000                                 1,500,000
United Kingdom Treasury Bond, 5.75%, 12/07/2009                                1,500,000                                 1,500,000


BULGARIAN LEV 0.7%
Republic of Bulgaria, 3%, 7/28/2012                                              320,000                115,000            435,000
Republic of Bulgaria, 7.75%, 7/28/2011                                           845,000                380,000          1,225,000


CANADIAN DOLLARS 7.0%
Government of Canada, 8.5%, 4/01/2002                                          5,550,000              3,450,000          9,000,000
Province of Ontario, 1.875%, 1/25/2010                                       642,000,000            110,000,000        752,000,000


CAYMAN DOLLARS 1.9%
Sunamerica Institute Fund, 5.75%, 2/16/2009                                                           4,000,000          4,000,000

COLOMBIAN PESO 0.4%
Republic of Columbia, 9.75%, 4/23/2009                                           575,000                245,000            820,000

DANISH KRONER 2.9%
Bundesschatzeisungen, 4%, 12/14/2001                                           6,300,000                                 6,300,000


EURO 24.5%
French Government, 5.5%, 4/25/2010                                             2,000,000                                 2,000,000
Federal Republic of Germany, 6.25%, 1/04/2024                                  9,000,000              3,600,000         12,600,000
Depfa Pfandbrief Bank, 4.75%, 7/15/2008                                        4,250,000              2,200,000          6,450,000
Kingdom of Spain, 5.875%, 7/28/2008                                                                   4,000,000          4,000,000
French Treasury Note, 4.5%, 7/12/2003                                          4,000,000              3,850,000          7,850,000
Caisse D'Amort Dette Cades, 3.375%, 7/12/2004                                  6,150,000                                 6,150,000
Ford Motor Credit Corp., 3.75%, 7/12/2004                                        930,000              1,400,000          2,330,000
Rheinische Hypo Bank, 4.5%, 8/26/2003                                          4,300,000              1,120,000          5,420,000
Government of Spain, 4.5%, 7/30/2004                                                                  2,050,000          2,050,000
European Investment Bank, 2.125%, 9/20/2007                                  300,000,000                               300,000,000

JAPANESE YEN 6.3%
FNMA Global, 2.125%, 10/09/2007                                              630,000,000                               630,000,000
KFW International Finance, 1.75%, 3/23/2010                                  325,000,000                               325,000,000
Tokyo Electric Power Co., 4.375%, 5/14/2009                                    3,600,000                                 3,600,000

MEXICAN PESOS 1.2%
Mexican Value Recovery Rights, 6/30/2003                                         385,000                461,000            846,000
United Mexican States, 11.5%, 5/15/2026                                          425,000                180,000            605,000
United Mexican States, 11.375%, 9/15/16                                          595,000                255,000            850,000
United Mexican States Global Bond, 9.875%, 2/01/2010                             300,000                125,000            425,000

NORWEGIAN KRONER 6.7%
Norweigan Government, 7%, 5/31/2001                                           75,000,000             39,570,000        114,570,000

PHILIPPINE PESOS 0.3%
Republic of Philippines, 10.625%, 3/16/2025                                      520,000                225,000            745,000

VENEZUELAN BOLIVARS 0.3%
Republic of Venezuela, 7.875%, 12/18/2007                                        357,140                178,570            535,710
Republic of Venezuela Global, 9.25%, 9/15/2027                                    50,000                                    50,000

Total Foreign Denominated Debt Obligations (Cost of $92,854,579,
 $35,756,677, and $128,611,256 respectively)

U.S. Denominated Debt Obligations 36.7%
DaimlerChrysler AG, 7.45%, 3/01/2027                                           1,825,000                                 1,825,000
IBM Corp., 5.375%, 2/01/2009                                                   2,300,000                                 2,300,000
General Motors Acceptance Corp., 6.875%, 9/09/2004                             1,700,000              1,670,000          3,370,000
Government National Mortgage Association Pass-thru, 7%,
 various to 4/15/2029                                                          4,312,019                                 4,312,019
U.S. Treasury Bond, 7.5%, 11/15/2016                                           5,375,000              1,300,000          6,675,000
U.S. Treasury Bond, 8.5%, 2/21/2020                                            1,810,000              1,495,000          3,305,000


                                                                        Scudder Global       Kemper Global     Pro-Forma
                                                                       Bond Market Value     Income Market   Combined Market
        Security Name                                                       ($)                Value ($)        Value ($)
                                                                      ------------------------------------------------------
Repurchase Agreements 2.2%
Repurchase Agreements with DLJ, 6.50%, 10/02/2000                         4,060,000                                4,060,000
                                                                      ------------------------------------------------------
Total Repurchase Agreements (Cost of $4,060,000, $0, and
 $4,060,000 respectively)                                                 4,060,000                                4,060,000
                                                                      ======================================================

Short Term Obligations 0.1%
US DOLLAR
Chase Euro Time Deposit, 6.375%, 10/02/2000                                                      156,000             156,000
TURKISH LIRE
JP Morgan Time Deposit, 26%, 10/30/2000                                     109,272                                  109,272
                                                                      ------------------------------------------------------
Total Short Term Obligations (Cost of $111,958, $156,000, and
 $267,958 respectively)                                                     109,272              156,000             265,272
                                                                      ======================================================
Foreign Denominated Debt Obligations 61%
ARGENTINEAN PESOS 0.6%
Argentine Republic, 6.8125%, 3/31/2005                                      311,100              131,760             442,860
Argentine Republic, 7.625%, 1/30/2017                                       469,875              183,475             653,350
                                                                      ------------------------------------------------------
                                                                            780,975              315,235           1,096,210
                                                                      ------------------------------------------------------
BELGIAN FRANCS 2.2%
Belgium Kingdom, 8.5%, 10/01/2007                                         4,125,550                                4,125,550
                                                                      ------------------------------------------------------
BRAZILIAN REALES 1.2%
Federative Republic of Brazil, 7%, 4/15/2009                                249,731              131,437             381,168
Federative Republic of Brazil, 8%, 4/15/2014                                360,796              124,348             485,144
Federative Republic of Brazil, 10.125%, 5/15/2027                           293,725              124,775             418,500
Federative Republic of Brazil, 11.625%, 4/15/2004                           322,296              134,290             456,586
Federal Republic of Brazil, 14.5%, 10/15/2009                               309,400              138,125             447,525
                                                                      ------------------------------------------------------
                                                                          1,535,948              652,975           2,188,923
                                                                      ------------------------------------------------------
BRITISH POUNDS 5.0%
United Kingdom Treasury Bond, 9%, 7/12/2011                               4,047,060            1,445,376           5,492,436
Midland Bank PLC, 7.625%, 6/15/2006                                       1,522,170                                1,522,170
United Kingdom Treasury Bond, 5.75%, 12/07/2009                           2,301,104                                2,301,104
                                                                      ------------------------------------------------------
                                                                          7,870,334            1,445,376           9,315,710
                                                                      ------------------------------------------------------
BULGARIAN LEV 0.7%
Republic of Bulgaria, 3%, 7/28/2012                                         232,400               83,518             315,918
Republic of Bulgaria, 7.75%, 7/28/2011                                      640,619              288,089             928,708
                                                                      ------------------------------------------------------
                                                                            873,019              371,607           1,244,626
                                                                      ------------------------------------------------------
CANADIAN DOLLARS 7.0%
Government of Canada, 8.5%, 4/01/2002                                     3,832,610            2,382,433           6,215,043
Province of Ontario, 1.875%, 1/25/2010                                    5,912,907            1,013,115           6,926,022
                                                                      ------------------------------------------------------
                                                                          9,745,517            3,395,548          13,141,065
                                                                      ======================================================
CAYMAN DOLLARS 1.9%
Sunamerica Institute Fund, 5.75%, 2/16/2009                                                    3,599,760           3,599,760
                                                                      ------------------------------------------------------

COLOMBIAN PESO 0.4%
Republic of Columbia, 9.75%, 4/23/2009                                      461,437              196,612             658,049
                                                                      ------------------------------------------------------
DANISH KRONER 2.9%
Bundesschatzeisungen, 4%, 12/14/2001                                      5,489,832                                5,489,832
                                                                      ------------------------------------------------------

EURO 24.5%
French Government, 5.5%, 4/25/2010                                        1,778,187                                1,778,187
Federal Republic of Germany, 6.25%, 1/04/2024                             8,530,485            3,412,194          11,942,679
Depfa Pfandbrief Bank, 4.75%, 7/15/2008                                   3,517,018            1,820,574           5,337,592
Kingdom of Spain, 5.875%, 7/28/2008                                                            3,759,720           3,759,720
French Treasury Note, 4.5%, 7/12/2003                                     3,471,002            3,340,840           6,811,842
Caisse D'Amort Dette Cades, 3.375%, 7/12/2004                             5,071,433                                5,071,433
Ford Motor Credit Corp., 3.75%, 7/12/2004                                   761,584            1,146,471           1,908,055
Rheinische Hypo Bank, 4.5%, 8/26/2003                                     3,701,747              964,176           4,665,923
Government of Spain, 4.5%, 7/30/2004                                                           1,759,181           1,759,181
European Investment Bank, 2.125%, 9/20/2007                               2,878,801                                2,878,801
                                                                      ------------------------------------------------------
                                                                         29,710,257           16,203,156          45,913,413
                                                                      ------------------------------------------------------
JAPANESE YEN 6.3%
FNMA Global, 2.125%, 10/09/2007                                           6,012,153                                6,012,153
KFW International Finance, 1.75%, 3/23/2010                               2,981,060                                2,981,060
Tokyo Electric Power Co., 4.375%, 5/14/2009                               2,814,020                                2,814,020
                                                                      ------------------------------------------------------
                                                                         11,807,233                               11,807,233
                                                                      ------------------------------------------------------
MEXICAN PESOS 1.2%
Mexican Value Recovery Rights, 6/30/2003                                         -                    -                   -
United Mexican States, 11.5%, 5/15/2026                                     514,781              218,025             732,806
United Mexican States, 11.375%, 9/15/16                                     691,687              296,437             988,124
United Mexican States Global Bond, 9.875%, 2/01/2010                        318,750              132,812             451,562
                                                                      ------------------------------------------------------
                                                                          1,525,218              647,274           2,172,492
                                                                      ------------------------------------------------------

NORWEGIAN KRONER 6.7%
Norweigan Government, 7%, 5/31/2001                                       8,223,924            4,338,942          12,562,866
                                                                      ------------------------------------------------------
PHILIPPINE PESOS 0.3%
Republic of Philippines, 10.625%, 3/16/2025                                 440,700              190,687             631,387
                                                                      ------------------------------------------------------

VENEZUELAN BOLIVARS 0.3%
Republic of Venezuela, 7.875%, 12/18/2007                                   305,354              152,677             458,031
Republic of Venezuela Global, 9.25%, 9/15/2027                               33,625                                   33,625
                                                                      ------------------------------------------------------
                                                                            338,979              152,677             491,656
                                                                      ------------------------------------------------------

                                                                      ------------------------------------------------------
Total Foreign Denominated Debt Obligations (Cost of $92,854,579,
 $35,756,677, and $128,611,256 respectively)                             82,928,923           31,509,849         114,438,772
                                                                      ======================================================

U.S. Denominated Debt Obligations 36.7%
DaimlerChrysler AG, 7.45%, 3/01/2027                                      1,733,202                                1,733,202
IBM Corp., 5.375%, 2/01/2009                                              2,069,839                                2,069,839
General Motors Acceptance Corp., 6.875%, 9/09/2004                        2,517,177            2,472,757           4,989,934
Government National Mortgage Association Pass-thru, 7%,
 various to 4/15/2029                                                     4,247,338                                4,247,338
U.S. Treasury Bond, 7.5%, 11/15/2016                                      6,126,640            1,481,792           7,608,432
U.S. Treasury Bond, 8.5%, 2/21/2020                                       2,293,034            1,893,970           4,187,004

U S Treasuy Bond, 5.25%, 11/15/2028           2,400,000                       2,400,000     2,151,000                   2,151,000
U.S. Treasury Note, 5.25%, 10/15/2006         3,725,000                       3,725,000     3,828,033                   3,828,033
U.S. Treasury Note, 5.625%, 12/31/2002       12,390,000      1,730,000       14,120,000    12,293,230     1,716,488    14,009,718
U.S. Treasury Note, 6%, 8/15/2004             1,485,000      1,360,000        2,845,000     1,489,410     1,364,039     2,853,449
U.S. Treasury Note, 6%, 8/15/2009             5,000,000                       5,000,000     5,025,000                   5,025,000
U.S. Treasury Note, 7.875%, 8/15/2001           600,000      1,000,000        1,600,000       607,686     1,012,810     1,620,496
U.S. Treasury Note, 6.5%, 8/15/2005           9,725,000                       9,725,000     9,969,681                   9,969,681
Federal National Mortgage Association,
 2.125%, 10/09/2007                                        210,000,000      210,000,000                   2,004,063     2,004,063
Federal National Mortgage Association,
 5.125%, 2/13/2004                            2,593,000                       2,593,000     2,481,186                   2,481,186

                                                                                         ----------------------------------------
Total U.S. Denominated Debt Obligations
 (Cost of $57,142,479, $12,097,272, and
 $69,239,751 respectively)                                                                 56,832,456    11,945,919    68,778,375
                                                                                         ========================================

                                                                                         ----------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100% (Cost
 of $154,169,016, $48,009,949, and
 $202,178,965 respectively)                                                               143,930,651    43,611,768   187,542,419
                                                                                         ========================================

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

       PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                     AS OF SEPTEMBER 30, 2000 (UNAUDITED)

                                                   Scudder           Kemper          Pro Forma                 Pro Forma
                                                 Global Bond     Global Income      Adjustments                Combined
                                               --------------   ----------------   -------------           ----------------
Investments, at value                           $ 143,930,651      $ 43,611,768                              $ 187,542,419
Cash                                                1,009,840           622,234                                  1,632,074
Other assets less liabilities                       1,878,849           890,238      $        -        (2)       2,769,087
                                               --------------   ----------------   -------------           ----------------
Total Net assets                                $ 146,819,340      $ 45,124,240      $        -              $ 191,943,580
                                               ==============   ================   =============           ================

Net Assets
Class S Shares                                  $ 146,819,340                                                $ 146,819,340
Class A Shares                                                     $ 39,487,513                              $  39,487,513
Class B Shares                                                     $  4,451,809                              $   4,451,809
Class C Shares                                                     $  1,184,918                              $   1,184,918
Shares Outstanding
Class S Shares                                     16,526,539                                                   16,526,539
Class A Shares                                                        5,133,050        (686,258)                 4,446,792
Class B Shares                                                          577,021         (75,691)                   501,330
Class C Shares                                                          153,262         (19,825)                   133,437
Net Asset Value per Share
Class S Shares                                  $        8.88                                                $        8.88
Class A Shares                                                     $       7.69                              $        8.88
Class B Shares                                                     $       7.72                              $        8.88
Class C Shares                                                     $       7.73                              $        8.88

             PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
       FOR THE TWELVE MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                        Scudder                     Kemper         Pro Forma        Pro Forma
                                                      Global Bond                Global Income    Adjustments       Combined
                                                     ---------------------    ----------------------------------------------------
Investment Income:
  Interest income                                       $ 4,639,367                 3,133,713      $        -         $ 7,773,080
                                                     ------------------------------------------------------------------------------
            Total Investment Income                       4,639,367                 3,133,713                           7,773,080
  Expenses
     Management fees                                        569,315                   397,332               -             966,647
     12B-1                                                        -                   172,806               -             172,806
     Trustees Fees                                           47,805                    25,519               -  (3)         73,324
     All other expenses                                     466,578                   428,813        (395,473) (4)        499,918
                                                     -----------------------------------------------------------------------------
  Total expenses before reductions                        1,083,698                 1,024,470        (395,473)          1,712,695
  Expense reductions                                        (78,142)                        -          78,142  (5)              -
                                                     -----------------------------------------------------------------------------
  Expenses, net                                           1,005,556                 1,024,470        (317,331)          1,712,695
                                                     -----------------------------------------------------------------------------
Net investment income (loss)                              3,633,811                 2,109,243         317,331           6,060,385
                                                     -----------------------------------------------------------------------------


Net Realized and Unrealized Gain (Loss)
  on Investments:

  Net realized gain (loss) from investments              (2,828,946)               (1,097,733)              -          (3,926,679)

  Net unrealized appreciation (depreciation)
     of investments                                      (7,973,446)               (1,899,746)              -          (9,873,192)
                                                     -----------------------------------------------------------------------------

Net increase in net assets from operations              $(7,168,581)             $   (888,236)     $  317,331         $(7,739,486)
                                                     ==============================================================================


Notes to Pro Forma Combining Financial Statements
                  (Unaudited)
               September 30, 2000

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of September 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended September 30, 2000 for Scudder Global Bond Fund and Kemper Global Income Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxxx and $xxxxxx to be borne by the Scudder Global Bond Fund and Kemper Global Income Fund, respectively.

3.  Reduction in trustee fees resulting from the Reorganization.

4. Represents reduction in other expenses resulting from the utilization of Scudder Global Bond Fund's administrative fee for the entire year.

5.  Represents elimination of fee waivers.

                          PART C.   OTHER INFORMATION

Item 15.    Indemnification.
--------    ----------------

              A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent error or accidental omission in the scope of their duties.

              Article Tenth of Registrant's Articles of Incorporation (Exhibits
              (1)(a)(1)(a)(11) hereto, which are incorporated herein by reference) states as follows:

TENTH         Liability and Indemnification
-----         -----------------------------

                  To the fullest extent permitted by the Maryland General
              Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

                  The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

                  The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

                  Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.



Item 16.    Exhibits.
--------    ---------

            (1)          (a)(1)    Articles of Amendment and Restatement, dated
                                   December 13, 1990, are incorporated by
                                   reference to Post-Effective Amendment No. 8 to the Registration Statement of
                                   Global/International Fund, Inc. on Form N-1A, as amended (the "Registration Statement").

                         (a)(2) Articles of Amendment, dated December 29, 1997, are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                         (a)(3) Articles of Amendment, dated May 29, 1998, are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

                         (a)(4) Articles Supplementary, dated February 14, 1991, are incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                         (a)(5) Articles Supplementary, dated July 11, 1991, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

                         (a)(6) Articles Supplementary, dated November 24, 1992, are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                         (a)(7) Articles Supplementary, dated October 20, 1993, are incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement.

               (a)(8) Articles Supplementary, dated December 14, 1995, are incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

               (a)(9) Articles Supplementary, dated March 6, 1996, are incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

               (a)(10) Articles Supplementary, dated April 15, 1998 are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (a)(11) Articles Supplementary, dated March 31, 2000, are incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.

          (2)  (b)(1)    By-Laws, dated May 15, 1986, are incorporated by
                         reference to the original Registration Statement.

               (b)(2) Amendment to the By-Laws , dated May 4, 1987, is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement.

               (b)(3) Amendment to the By-Laws, dated September 14, 1987, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (b)(4) Amendment to the By-Laws, dated July 27, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (b)(5) Amendment to the By-Laws, dated September 15, 1989, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

               (b)(6) Amended and Restated By-Laws, dated March 4, 1991, are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement.

               (b)(7) Amendment to the By-Laws, dated September 20, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

               (b)(8) Amendment to the By-Laws, dated December 12, 1991, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

               (b)(9) Amendment to the By-Laws, dated October 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

               (b)(10) Amendment to the By-Laws, dated December 3, 1997, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (b)(11) Amendment to the By-Laws, dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

          (3)            Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

          (5)  (c)(1)    Specimen Share Certificate representing shares of
                         capital stock of $.01 par value of Scudder Global Fund is incorporated by reference to Post-Effective
                         Amendment No. 6 to the Registration Statement.

               (c)(2) Specimen Share Certificate representing shares of capital stock of $.01 par value of Scudder International Bond Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

          (6)  (d)(1)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder Global Fund) and Scudder Kemper
                         Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment
                         No. 36 to the Registration Statement.

               (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (d)(3) Investment Management Agreement between the Registrant (on behalf of Scudder Global Bond Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

               (d)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Global Discovery Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

               (d)(5) Investment Management Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

          (7)  (e)(1)    Underwriting Agreement between the Registrant and
                         Scudder Investor Services, Inc., dated September 7,
                         1998, is incorporated by reference to Post-Effective
                         Amendment No. 36 to the Registration Statement.

               (e)(2) Underwriting and Distribution Services Agreement between the Registrant (on behalf of Global Discovery
                         Fund) and Kemper Distributors, Inc., dated August 6, 1998, is incorporated by reference to Post Effective Amendment 36 to the Registration Statement.

               (e)(3) Underwriting and Distribution Services Agreement between the Registrant (on behalf of Global Discovery
                         Fund) and Kemper Distributors, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 37 to the Registration Statement.


               (e)(4) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated May 8, 2000, is incorporated by reference to Post Effective Amendment No. 45 to the Registrant Statement.

          (8)            Inapplicable.

          (9)  (g)(1)    Custodian Agreement between the Registrant and State
                         Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment
                         No. 1 to the Registration Statement.

               (g)(2) Fee schedule for Exhibit (g)(1) is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement.

               (g)(3) Custodian Agreement between the Registrant (on behalf of Scudder International Bond Fund) and Brown Brothers Harriman & Co., dated July 1, 1988, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (g)(4) Fee schedule for Exhibit 8(g)(3) is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

               (g)(5) Amendment, dated September 16, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

               (g)(6) Amendment, dated December 7, 1988, to the Custodian Contract between the Registrant and State Street Bank and Trust Company dated July 24, 1986 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

               (g)(7) Amendment, dated November 30, 1990, to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated July 24, 1986, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement.

               (g)(8) Custodian Agreement between the Registrant (on behalf of Scudder Short Term Global Income Fund) and Brown Brothers Harriman & Co., dated February 28, 1991, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement.

               (g)(9) Custodian Agreement between the Registrant (on behalf of Scudder Global Small Company Fund) and Brown Brothers Harriman & Co., dated August 30, 1991, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement.

               (g)(10) Custodian Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Brown Brothers Harriman & Co., dated December 31, 1993, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement.

               (g)(11) Amendment (on behalf of Scudder Global Fund) dated October 3, 1995 to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

               (g)(12) Amendment, dated September 29, 1997, to the Custodian Contract between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

               (g)(13)   Amendment (on behalf of Scudder International Bond
                         Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (g)(14) Amendment (on behalf of Scudder Global Discovery Fund), dated April 16, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (g)(15)   Amendment (on behalf of Scudder Emerging Markets Income
                         Fund), dated June 17, 1998, to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated March 7, 1995, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

          (10) (m)(1)    Amended and Restated Rule 12b-1 Plan for Global
                         Discovery Fund Class B Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment
                         No. 36 to the Registration Statement.

               (m)(2) Amended and Restated Rule 12b-1 Plan for Global Discovery Fund Class C Shares, dated August 6, 1998, is incorporated by reference to Post Effective Amendment No. 36 to the Registration Statement.

               (m)(3) Mutual Funds Multi-Distribution System Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (m)(4) Plan with respect to Scudder Emerging Markets Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(5) Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(6) Plan with respect to Scudder Global Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(7) Amended and Restated Plan with respect to Scudder Emerging Markets Income Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(8) Amended and Restated Plan with respect to Scudder Global Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(9) Amended and Restated Plan with respect to Scudder Global Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(10) Amended and Restated Plan with respect to Scudder International Bond Fund pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 45 to the Registration Statement.

               (m)(11) Scudder Funds Amended and Restated Multi-Distribution System Plan is filed herewith.

          (11)           Opinion and Consent of Dechert is filed herewith.

          (12) Opinion and Consent of Willkie, Farr and Gallagher to be filed by post-effective amendment.

          (13) (h)(1)    Transfer Agency and Service Agreement between the
                         Registrant and Scudder Service Corporation, dated
                         October 2, 1989, is incorporated by reference to Post-
                         Effective Amendment No. 7 to the Registration
                         Statement.

               (h)(2)    Revised fee schedule, dated October 1, 1996, for
                         Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

               (h)(3) Agency agreement between the Registrant, (on behalf of Global Discovery Fund) and Kemper Service Company, dated April 16,1998, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

               (h)(4) COMPASS Service Agreement between Scudder Trust Company and the Registrant, dated October 1, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

               (h)(5)    Revised fee schedule, dated October 1, 1996, for
                         Exhibit 9(b)(4) is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

               (h)(6) Shareholder Services Agreement with Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

               (h)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Global Fund and Scudder Global Small Company Fund), dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

               (h)(8) Administrative Services Agreement between McGladrey & Pullen, Inc. and the Registrant, dated September 30, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

               (h)(9) Administrative Services Agreement between the Registrant (on behalf of Global Discovery Fund) and Kemper Distributors, Inc., dated April 16, 1998, is incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.

               (h)(10) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Fund) and Scudder Fund Accounting Corporation, dated March 14, 1995, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

               (h)(11) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder International Bond
                         Fund) and Scudder Fund Accounting Corporation, dated August 3, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

               (h)(12) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Small Company
                         Fund) and Scudder Fund Accounting Corporation, dated June 15, 1995, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.

               (h)(13) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Global Bond Fund (formerly Scudder Short Term Global Income Fund)) and Scudder Fund Accounting Corporation, dated November 29, 1995, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.

               (h)(14) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Emerging Markets Income Fund) and Scudder Fund Accounting Corporation, dated February 1, 1996, is incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.

               (h)(15) Administrative Agreement between the Registrant (on behalf of Global/International Fund, Inc.) and Scudder Kemper Investments, Inc., dated September 11, 2000, to be filed by post-effective amendment.

          (14)           Consents of Independent Accountants are filed herewith.

          (15)           Inapplicable.

          (16)           Powers of Attorney are filed herewith.

          (17)           Form of Proxy is filed herewith.


Item 17.    Undertakings.
--------    -------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Global/International Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 3rd day of January, 2001.

                              GLOBAL/INTERNATIONAL FUND, INC.


                              By: /s/ Linda C. Coughlin
                                  -----------------------------
                              Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURE                      TITLE                                  DATE
      ---------                      -----                                  ----
/s/ Linda C. Coughlin          President and Director                January 3, 2001
------------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr*             Director                        January 3, 2001
------------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*             Director                        January 3, 2001
------------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler*                Director                        January 3, 2001
------------------------------
Edgar R. Fiedler

/s/ Keith R. Fox*                    Director                        January 3, 2001
------------------------------
Keith R. Fox

/s/ Joan E. Spero*                   Director                        January 3, 2001
------------------------------
Joan E. Spero

/s/ Jean Gleason Stromberg*          Director                        January 3, 2001
------------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel*                                Director                         January 3, 2001
------------------------------
Jean C. Tempel

/s/ Steven Zaleznick*                              Director                         January 3, 2001
------------------------------
Steven Zaleznick

/s/ John R. Hebble                    Treasurer (Principal Financial and            January 3, 2001
------------------------------                Accounting Officer)
John R. Hebble


     *By: /s/ Joseph R. Fleming
          --------------------------------    January 3, 2001
     Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                   FORM N-14

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                        GLOBAL/INTERNATIONAL FUND, INC.

                        GLOBAL/INTERNATIONAL FUND, INC.

                                 EXHIBIT INDEX


Exhibit 10  Scudder Funds Amended and Restated Multi-Distribution System Plan

Exhibit 11  Opinion and Consent of Dechert

Exhibit 14  Consents of Independent Accountants

Exhibit 16  Powers of Attorney

Exhibit 17  Form of Proxy